SEC. File Nos. 2-86838
811-3857

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 39
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 39

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, CA 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2005, pursuant to paragraph (a) of rule 485.


[LOGO OF AMERICAN FUNDS(R)]                The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS
Class 1 shares

May 1,2006

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


American Funds Insurance Series (the "Series") consists of 14 funds, each representing a separate fully managed diversified portfolio of securities. The
14 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Growth-Income Fund
   World Growth and Income Fund
   Asset Allocation Fund
   Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 1 shares and is for use with the contracts that make Class 1 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

         2002        2003        2004         2005
         ----        ----        ----         ----
       -21.41%      37.41%      10.72%       11.07%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  18.31% (quarter ended June 30, 2003)
LOWEST  -17.62% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                       LIPPER MULTI-CAP GLOBAL SERVICE
AVERAGE ANNUAL                           GROWTH FUNDS   AND INFORMATION
TOTAL RETURNS         FUND  S&P 500/1/     INDEX/2/        INDEX/3/     CPI/4/
------------------------------------------------------------------------------

1 Year               11.07%   4.91%          9.13%           7.07%      3.42%
------------------------------------------------------------------------------
5 Years               N/A     0.54%         -2.90%            N/A       2.49%
------------------------------------------------------------------------------
10 Years              N/A     9.07%          7.23%            N/A       2.52%
------------------------------------------------------------------------------
Lifetime/5/           4.90%   2.27%          0.84%           2.84%      2.26%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI(R)
   World Index, which is a market-capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. The index is compiled by Capital Research and Management
   Company, is unmanaged, and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of July 5, 2001, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.58%
------------------------------------------------------------------------
             Other expenses                                       0.03%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.61%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $62    $195    $340     $762

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1998      1999      2000     2001     2002      2003      2004      2005
   ----      ----      ----     ----     ----      ----      ----      ----
  29.03%    70.01%   -18.71%  -13.99%  -14.46%    35.63%    13.80%    14.31%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  41.03% (quarter ended December 31, 1999)
LOWEST  -20.43% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                     MSCI       LIPPER
                                     WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/   INDEX/2/   CPI/3/
----------------------------------------------------------------

        1 Year               14.37% 10.02%      11.89%    3.42%
----------------------------------------------------------------
        5 Years               5.37%  2.64%       2.96%    2.49%
----------------------------------------------------------------
        10 Years              N/A    7.47%       7.95%    2.52%
----------------------------------------------------------------
        Lifetime/4/          11.22%  6.59%       6.99%    2.40%

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. Securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.58%
------------------------------------------------------------------------
             Other expenses                                       0.04%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.62%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $63    $199    $346     $774

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is also subject to change. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  1999        2000        2001         2002        2003       2004      2005
  ----        ----        ----         ----        ----       ----      ----
 91.78%      -16.33%     -12.63%     -18.83%      53.92%     21.13%    25.66%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  28.90% (quarter ended December 31, 1999)
LOWEST  -28.24% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                               LIPPER GLOBAL
                                 S&P/CITIGROUP   SMALL-CAP
AVERAGE ANNUAL TOTAL             GLOBAL/WORLD      FUNDS
RETURNS                    FUND   INDEXES/1/    AVERAGE/2/   CPI/3/
-------------------------------------------------------------------

1 Year                    25.66%    17.24%        15.74%     3.42%
-------------------------------------------------------------------
5 Years                   10.69%    13.96%         6.50%     2.49%
-------------------------------------------------------------------
10 Years                   N/A       9.87%         9.88%     2.52%
-------------------------------------------------------------------
Lifetime/4/               14.02%     9.42%         8.18%     2.53%

/1/S&P/Citigroup Global/World Indexes reflect a combination of the
   S&P/Citigroup Global Index and two S&P/CitigroupWorld Indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global Index, which tracks more than
   7,000 publicly traded stocks around the world with market capitalizations less than $2 billion, has been used since May 2004. This index better reflects the fund's investments in developing countries during this period.
   The S&P/Citigroup World Indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1990 to 1999, respectively. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is comprised of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limits at least 65% of its investments to companies with market capitalizations of less than U.S. $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of April 30, 1998, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.74%
------------------------------------------------------------------------
             Other expenses                                       0.05%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.79%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $81    $252    $439     $978

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000    2001     2002    2003    2004    2005
------  ------  ------  ------  -----  ------  -------  ------  ------  ------
13.36%  30.10%  35.56%  57.61%  4.72%  -17.93% -24.27%  37.15%  12.75%  16.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.17% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/ CPI/4/
-----------------------------------------------------------------------------------

        1 Year               16.50%   4.91%         7.96%         7.24%      3.42%
-----------------------------------------------------------------------------------
        5 Years               2.28%   0.54%         0.15%        -1.36%      2.49%
-----------------------------------------------------------------------------------
        10 Years             13.96%   9.07%         7.28%         7.26%      2.52%
-----------------------------------------------------------------------------------
        Lifetime/5/          14.96%  12.83%        10.50%        10.70%      3.05%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.33%
------------------------------------------------------------------------
             Other expenses                                       0.02%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.35%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $36    $113    $197     $443

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996   1997   1998    1999    2000     2001    2002     2003    2004    2005
------  ----- ------  ------  -------  ------  -------  ------  ------  -----
17.53%  9.06% 21.22%  76.42%  -21.85%  -19.73% -14.58%  35.12%  19.66%  21.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.33% (quarter ended December 31, 1999)
LOWEST  -19.66% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                             MSCI       LIPPER
AVERAGE ANNUAL               EAFE    INTERNATIONAL
TOTAL RETURNS         FUND  INDEX/1/ FUNDS INDEX/2/ CPI/3/
----------------------------------------------------------

1 year               21.75% 14.02%      15.67%      3.42%
----------------------------------------------------------
5 years               6.18%  4.94%       5.34%      2.49%
----------------------------------------------------------
10 years             11.20%  6.18%       7.74%      2.52%
----------------------------------------------------------
Lifetime/4/          10.41%  6.74%       7.85%      2.74%

/1/MSCI EAFE (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United
   States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of May 1, 1990, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.52%
------------------------------------------------------------------------
             Other expenses                                       0.05%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.57%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $58    $183    $318     $714

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Peru,
Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey and
Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000     2001     2002     2003    2004     2005
   ------   ------   ------   ------   -----   ------
  -12.43%   -3.99%   -5.45%   39.56%   19.07%   21.10%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  15.47% (quarter ended June 30, 2003)
LOWEST  -16.07% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                MSCI
AVERAGE ANNUAL               ALL COUNTRY
TOTAL RETURNS         FUND  WORLD INDEX/1/ CPI/2/
-------------------------------------------------

1 Year               21.10%    11.37%       3.42%
-------------------------------------------------
5 Years              12.81%     3.41%       2.49%
-------------------------------------------------
10 Years              N/A       7.44%       2.52%
-------------------------------------------------
Lifetime/3/          10.27%     2.50%       2.62%

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global and emerging markets, consisting of 49 developed and emerging market country indexes.
   This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of June 17, 1999, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.84%
------------------------------------------------------------------------
             Other expenses                                       0.08%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.92%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $94    $293    $509    $1,131

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger, non-U.S. companies, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

    2002         2003        2004         2005
   -------      -------     ------       ------
   -22.93%      31.24%       9.94%        7.57%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  17.08% (quarter ended June 30, 2003)
LOWEST  -20.50% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

AVERAGE ANNUAL
TOTAL RETURNS        FUND  S&P 500/1/ CPI/2/
--------------------------------------------

1 Year               7.57%   4.91%     3.42%
--------------------------------------------
5 Years               N/A    0.54%     2.49%
--------------------------------------------
10 Years              N/A    9.07%     2.52%
--------------------------------------------
Lifetime/3/          2.83%   2.27%     2.26%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.44%
------------------------------------------------------------------------
             Other expenses                                       0.01%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.45%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $46    $144    $252     $567

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000   2001    2002     2003    2004    2005
------  ------  ------  ------  -----  -----  ------   ------  ------  -----
18.72%  25.83%  18.37%  11.48%  8.24%  2.78%  -18.15%  32.76%  10.66%  6.08%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.85% (quarter ended December 31, 1998)
LOWEST  -18.70% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                       LIPPER GROWTH
AVERAGE ANNUAL                          AND INCOME
TOTAL RETURNS         FUND  S&P 500/1/ FUNDS INDEX/2/ CPI/3/
------------------------------------------------------------

1 Year                6.08%   4.91%        6.82%      3.42%
------------------------------------------------------------
5 Years               5.57%   0.54%        2.92%      2.49%
------------------------------------------------------------
10 Years             10.84%   9.07%        8.47%      2.52%
------------------------------------------------------------
Lifetime/4/          13.06%  12.83%       11.42%      3.05%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available;
   therefore, lifetime results are not shown.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.28%
------------------------------------------------------------------------
             Other expenses                                       0.01%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.29%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $30     $93    $163     $368

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

WORLD GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations as of the date of this prospectus.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.69%
------------------------------------------------------------------------
             Other expenses*                                      0.04%
------------------------------------------------------------------------
             Total annual fund operating expenses+                0.73%

*Based on estimated amounts for the current fiscal year.

+The Series' investment adviser is waiving 10% of its management fees. The waiver will continue at this level until further review.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS
---------------------------

Class 1       $75    $233

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998   1999   2000   2001    2002    2003    2004    2005
------  ------  ------  -----  -----  -----  -------  ------  -----   -----
15.78%  20.49%  13.13%  7.25%  4.62%  0.77%  -12.99%  22.14%  8.50%   9.45%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  12.15% (quarter ended June 30, 2003)
LOWEST  -12.34% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                      CITIGROUP BROAD
AVERAGE ANNUAL                        INVESTMENT-GRADE
TOTAL RETURNS        FUND  S&P 500/1/  BOND INDEX/2/   CPI/3/
-------------------------------------------------------------

1 Year               9.45%   4.91%          2.57%      3.42%
-------------------------------------------------------------
5 Years              5.12%   0.54%          5.93%      2.49%
-------------------------------------------------------------
10 Years             8.56%   9.07%          6.19%      2.52%
-------------------------------------------------------------
Lifetime/4/          9.38%  10.54%          7.39%      2.83%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of August 1, 1989, the date the fund began investment operations.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.34%
------------------------------------------------------------------------
             Other expenses                                       0.01%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.35%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $36    $113    $197     $443

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities
(including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by
Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may invest in bonds of issuers domiciled outside the United
States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996     1997   1998    1999    2000    2001    2002    2003    2004    2005
   ----    -----   ----    -----   ----    ----     ----   ----    ----    ----
   5.84%   10.13%  4.37%   2.81%   5.22%   8.48%    4.26%  13.07%  6.04%   1.77%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  5.07% (quarter ended December 31, 2002)
LOWEST  -2.16% (quarter ended March 31, 1996)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                           CITIGROUP BROAD
AVERAGE ANNUAL             INVESTMENT-GRADE
TOTAL RETURNS        FUND   BOND INDEX/1/   CPI/2/
--------------------------------------------------

1 year               1.77%      2.57%        3.42%
--------------------------------------------------
5 years              6.65%      5.93%        2.49%
--------------------------------------------------
10 years              N/A       6.19%        2.52%
--------------------------------------------------
Lifetime/3/          6.15%      6.19%        2.52%

/1/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
  U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of January 2, 1996, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.43%
------------------------------------------------------------------------
             Other expenses                                       0.01%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.44%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $45    $141    $246     $555

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20%
of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 35
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1996   1997    1998   1999    2000   2001    2002    2003    2004    2005
 ------  ------  -----  -----  ------  -----  ------  ------   -----   -----
 13.21%  12.41%  0.45%  5.80%  -3.06%  8.02%  -1.51%  29.79%   9.83%   2.46%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.65% (quarter ended December 31, 2002)
LOWEST  -9.10% (quarter ended June 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                            CREDIT SUISSE                     LIPPER
                            FIRST BOSTON  CITIGROUP BROAD  HIGH CURRENT
AVERAGE ANNUAL               HIGH YIELD   INVESTMENT-GRADE  YIELD BOND
TOTAL RETURNS         FUND  BOND INDEX/1/  BOND INDEX/2/   FUNDS INDEX/3/ CPI/4/
--------------------------------------------------------------------------------

1 Year                2.46%     2.26%           2.57%          3.00%      3.42%
--------------------------------------------------------------------------------
5 Years               9.21%     9.83%           5.93%          6.76%      2.49%
--------------------------------------------------------------------------------
10 Years              7.37%     7.13%           6.19%          5.30%      2.52%
--------------------------------------------------------------------------------
Lifetime/5/          10.43%      N/A            8.80%          8.01%      3.05%

/1/Credit Suisse First Boston High Yield Bond Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market.
   This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.49%
------------------------------------------------------------------------
             Other expenses                                       0.01%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.50%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $51    $160    $280     $628

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 37
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996   1997   1998    1999    2000   2001   2002    2003   2004    2005
  -----   -----  -----  ------  ------  -----  -----   -----  -----   -----
  3.11%   8.45%  8.19%  -0.53%  11.69%  7.24%  9.45%   2.51%  3.58%   2.70%

The fund's highest/lowest quarterly results during this time period were:

               (quarter ended September
HIGHEST  4.58% 30, 2001)
LOWEST  -2.07% (quarter ended March 31, 1996)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                           CITIGROUP
                           TREASURY/
                             GOVT.
                           SPONSORED/
AVERAGE ANNUAL              MORTGAGE
TOTAL RETURNS        FUND   INDEX/1/  CPI/2/
--------------------------------------------

1 year               2.70%   2.71%     3.42%
--------------------------------------------
5 years              5.06%   5.46%     2.49%
--------------------------------------------
10 years             5.58%   6.04%     2.52%
--------------------------------------------
Lifetime/3/          7.18%   7.88%     2.99%

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of December 2, 1985, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 39
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.46%
------------------------------------------------------------------------
             Other expenses                                       0.01%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.47%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $48    $151    $263     $591

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 41
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1996    1997    1998    1999     2000    2001    2002    2003    2004    2005
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
5.09%   5.16%   5.15%   4.83%    6.04%   3.66%   1.24%   0.67%   0.96%   2.97%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.51% (quarter ended September 30, 2000)
LOWEST  0.06% (quarter ended June 30, 2004)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

AVERAGE ANNUAL
TOTAL RETURNS        FUND
--------------------------

1 year               2.97%
--------------------------
5 years              1.89%
--------------------------
10 years             3.56%
--------------------------
Lifetime*            4.93%

*Lifetime results are as of February 8, 1984, the date the fund began investment operations.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.32%
------------------------------------------------------------------------
             Other expenses                                       0.01%
------------------------------------------------------------------------
             Total annual fund operating expenses*                0.33%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $34    $106    $185     $418

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 43
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The primary individual portfolio counselors for each of the funds are:

                                                                     PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE      PORTFOLIO COUNSELOR EXPERIENCE       ADVISER (OR AFFILIATE) AND    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)             IN THE FUND(S)                  INVESTMENT EXPERIENCE        MANAGEMENT OF THE FUND(S)
----------------------------------------------------------------------------------------------------------------------------------

 JAMES K. DUNTON             Growth-Income Fund -- 22 years          Senior Vice President and      An equity portfolio counselor
 VICE CHAIRMAN OF THE BOARD  (since the fund's inception)            Director, Capital Research     for Growth-Income Fund and
                             Blue Chip Income and Growth             and Management Company         Blue Chip Income and Growth
                             Fund -- 5 years (since the fund's       Investment professional for    Fund
                             inception)                              44 years, all with Capital
                                                                     Research and Management
                                                                     Company or affiliate
----------------------------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            Growth-Income Fund -- 1 year            Senior Vice President,         An equity portfolio counselor
 PRESIDENT AND TRUSTEE                                               Capital Research and           for Growth-Income Fund
                                                                     Management Company
                                                                     Investment professional for
                                                                     21 years, all with Capital
                                                                     Research and Management
                                                                     Company or affiliate
----------------------------------------------------------------------------------------------------------------------------------
 ALAN N. BERRO               Asset Allocation Fund -- 6 years        Vice President, Capital        An equity portfolio counselor
 SENIOR VICE PRESIDENT                                               Research and Management        for Asset Allocation Fund
                                                                     Company
                                                                     Investment professional for
                                                                     20 years in total; 15 years
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE          Bond Fund -- 10 years (since the        Senior Vice President and      A fixed-income portfolio
 SENIOR VICE PRESIDENT       fund's inception)                       Director, Capital Research     counselor for Bond Fund and
                             High-Income Bond Fund -- 8 years        and Management Company         High-Income Bond Fund
                                                                     Investment professional for
                                                                     54 years in total; 39 years
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 JOHN H. SMET                Bond Fund -- 10 years (since the        Senior Vice President,         A fixed-income portfolio
 SENIOR VICE PRESIDENT       fund's inception)                       Capital Research and           counselor for Bond Fund and
                             U.S. Government/AAA-Rated               Management Company             U.S. Government/AAA-Rated
                             Securities Fund -- 14 years             Investment professional for    Securities Fund
                                                                     24 years in total; 23 years
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON       Growth-Income Fund -- 12 years (plus    Senior Vice President,         An equity portfolio counselor
 VICE PRESIDENT              5 years of prior experience as an       Capital Research and           for Growth-Income Fund and
                             investment analyst for the fund)        Management Company             Global Discovery Fund
                             Global Discovery Fund -- 5 years        Investment professional for
                             (since the fund's inception)            33 years in total; 31 years
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE          Global Growth Fund -- 9 years (since    Chairman, Capital Research     An equity portfolio counselor
 VICE PRESIDENT              the fund's inception)                   Company                        for Global Growth Fund and
                             International Fund -- 12 years          Investment professional for    New World Fund and a non-U.S.
                             New World Fund -- 7 years (since the    21 years, all with Capital     equity portfolio counselor
                             fund's inception)                       Research and Management        for International Fund
                                                                     Company or affiliate
----------------------------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             High-Income Bond Fund -- 11 years       Senior Vice President,         A fixed-income portfolio
 VICE PRESIDENT              (plus 2 years of prior experience as an Capital Research Company       counselor for High-Income
                             investment analyst for the fund)        Investment professional for    Bond Fund and Asset
                             Asset Allocation Fund -- 6 years        18 years in total; 16 years    Allocation Fund
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            High-Income Bond Fund -- 13 years       Senior Vice President,         A fixed-income portfolio
                             New World Fund -- 7 years (since the    Capital Research and           counselor for High-Income
                             fund's inception)                       Management Company             Bond Fund, New World Fund and
                             Bond Fund -- 8 years                    Investment professional for    Bond Fund
                                                                     25 years in total; 18 years
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 DONNALISA BARNUM            Growth Fund -- 3 years                  Senior Vice President,         An equity portfolio counselor
                                                                     Capital Research Company       for Growth Fund
                                                                     Investment professional for
                                                                     25 years in total; 20 years
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD             Global Small Capitalization Fund --     Senior Vice President and      An equity portfolio counselor
                             8 years (since the fund's inception)    Director, Capital Research     (primarily U.S.) for Global
                             Growth Fund -- 12 years (plus 5 years   and Management Company         Small Capitalization Fund,
                             of prior experience as an investment    Investment professional for    Growth Fund and Global
                             analyst for the fund)                   35 years, all with Capital     Discovery Fund
                             Global Discovery Fund -- 1 year         Research and Management
                                                                     Company or affiliate
----------------------------------------------------------------------------------------------------------------------------------
 MARK H. DALZELL             Bond Fund -- 1 year                     Senior Vice President,         [to be provided]
                                                                     Capital Research Company
                                                                     Investment professional for
                                                                     28 years in total; 18 years
                                                                     with Capital Research and
                                                                     Management Company or
                                                                     affiliate
----------------------------------------------------------------------------------------------------------------------------------
 MARK E. DENNING             Global Small Capitalization Fund --     Director, Capital Research     An equity portfolio counselor
                             8 years (since the fund's inception)    and Management Company         (primarily non-U.S.) for
                             Global Discovery Fund -- 1 year         Investment professional for    Global Small Capitalization
                                                                     24 years, all with Capital     Fund and Global Discovery Fund
                                                                     Research and Management
                                                                     Company or affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 45
                                                                             ---


                                                            PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE  ADVISER (OR AFFILIATE) AND    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)              INVESTMENT EXPERIENCE        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

    J. BLAIR FRANK           Global Small Capitalization    Vice President, Capital        An equity portfolio counselor
                             Fund --                        Research Company               (primarily U.S.) for Global
                             3 years                        Investment professional for    Small Capitalization Fund and
                             Growth Fund -- 6 years (plus   13 years in total; 12 years    an equity portfolio counselor
                             3 years of prior experience    with Capital Research and      for
                             as an investment analyst for   Management Company or          Growth Fund
                             the fund)                      affiliate
-------------------------------------------------------------------------------------------------------------------------
    NICK J. GRACE            Global Growth Fund -- 4 years  Senior Vice President,         An equity portfolio counselor
                             (plus 4 years of prior         Capital Research Company       for Global Growth Fund
                             experience as an investment    Investment professional for
                             analyst for the fund)          16 years in total; 12 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    J. DALE HARVEY           Blue Chip Income and Growth    Vice President, Capital        An equity portfolio counselor
                             Fund -- 1 year                 Research and Management        for Blue Chip Income and
                                                            Company                        Growth Fund
                                                            Investment professional for
                                                            17 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ALWYN W. HEONG           International Fund -- 10 years Senior Vice President and      A non-U.S. equity portfolio
                                                            Director, Capital Research     counselor for International
                                                            Company                        Fund
                                                            Investment professional for
                                                            18 years in total; 14 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH           U.S. Government/AAA-Rated      Vice President, Capital        A fixed-income portfolio
                             Securities Fund -- 9 years     International Research, Inc.   counselor for U.S.
                                                            Investment professional for    Government/AAA-Rated
                                                            19 years in total; 16 years    Securities Fund
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    CARL M. KAWAJA           New World Fund -- 7 years      Senior Vice President,         An equity portfolio counselor
                             (since the fund's inception)   Capital Research Company       for New World Fund
                                                            Investment professional for
                                                            18 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL T. KERR          Asset Allocation Fund -- 1     Vice President, Capital        An equity portfolio counselor
                             year                           Research and Management        for Asset Allocation Fund
                             Growth Fund -- 1 year          Company
                                                            Investment professional for
                                                            23 years in total; 21 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    SUNG LEE                 International Fund -- less     Executive Vice President and   [to be provided]
                             than 1 year                    Director, Capital Research
                                                            Company
                                                            Investment professional for
                                                            12 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL D. LOCKE         U.S. Government/AAA-Rated      Vice President, Capital        A fixed-income portfolio
                             Securities Fund -- 3 years     Research Company               counselor for U.S.
                             (plus 6 years of prior         Investment professional for    Government/AAA-Rated
                             experience as an investment    11 years in total; 10 years    Securities Fund
                             analyst for the fund)          with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    JAMES R. MULALLY         Asset Allocation Fund -- less  Senior Vice President,         [to be provided]
                             than 1 year                    Capital International Limited
                                                            Investment professional for
                                                            30 years in total; 26 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    RONALD B. MORROW         Growth Fund -- 3 years (plus   Senior Vice President,         An equity portfolio counselor
                             6 years of prior experience    Capital Research Company       for Growth Fund
                             as an investment analyst for   Investment professional for
                             the fund)                      38 years in total; 9 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ROBERT G. O'DONNELL      Growth-Income Fund -- 16       Senior Vice President and      An equity portfolio counselor
                             years (plus 1 year of prior    Director, Capital Research     for Growth-Income Fund
                             experience as an investment    and Management Company
                             analyst for the fund)          Investment professional for
                                                            34 years in total; 31 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    C. ROSS SAPPENFIELD      Growth-Income Fund -- 7 years  Vice President, Capital        An equity portfolio counselor
                             Blue Chip Income and Growth    Research and Management        for Growth-Income Fund and
                             Fund -- 5 years (since the     Company                        Blue Chip Income and Growth
                             fund's inception)              Investment professional for    Fund
                                                            14 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 4 years  Senior Vice President and      An equity portfolio counselor
                             (plus 4 years of prior         Director, Capital Research     for Global Growth Fund
                             experience as an investment    Company
                             analyst for the fund)          Investment professional for
                                                            19 years in total; 16 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts. All such shares may be purchased or redeemed by the separate accounts at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts.

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of fund's shares may lead to increased costs to that fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Series' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management
Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service
Company, the Series' transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA
re-characterizations, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the portfolio securities of Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund and World Growth and
Income Fund (collectively, the "International Funds"), the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the International Funds.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 47
                                                                             ---


PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                     [This page intentionally left blank]

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 49
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract expenses. If reflected, results would be lower.

                        Income (loss) from investment
                                operations/2/                 Dividends and distributions
                      ---------------------------------  -------------------------------------
                                  Net gains
                                 (losses) on
            Net asset    Net      securities             Dividends                    Total     Net asset         Net assets,
             value,   investment    (both     Total from (from net  Distributions   dividends    value,             end of
Period      beginning   income   realized and investment investment (from capital      and       end of   Total   period (in
ended       of period   (loss)   unrealized)  operations  income)      gains)     distributions  period   return   millions)

Global Discovery Fund/4/
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.79      $.14       $ 1.05      $ 1.19     $(.11)        $(.24)        $(.35)    $11.63    11.07%       $22
12/31/04       9.94       .08          .98        1.06      (.09)         (.12)         (.21)     10.79    10.72         20
12/31/03       7.26       .05         2.67        2.72      (.04)           --          (.04)      9.94    37.41         17
12/31/02       9.30       .06        (2.05)      (1.99)     (.05)           --          (.05)      7.26   (21.41)        10
12/31/01      10.00       .04         (.70)       (.66)     (.04)           --          (.04)      9.30    (6.65)        12
CLASS 2
12/31/05      10.76       .11         1.05        1.16      (.09)         (.24)         (.33)     11.59    10.80         89
12/31/04       9.92       .06          .97        1.03      (.07)         (.12)         (.19)     10.76    10.43         51
12/31/03       7.25       .02         2.67        2.69      (.02)           --          (.02)      9.92    37.11         24
12/31/02       9.30       .04        (2.05)      (2.01)     (.04)           --          (.04)      7.25   (21.67)         9
12/31/01      10.00       .02         (.69)       (.67)     (.03)           --          (.03)      9.30    (6.71)         4

Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.31      $.28       $ 2.19      $ 2.47     $(.15)       $   --        $ (.15)    $19.63    14.37%    $  206
12/31/04      15.30       .18         1.92        2.10      (.09)           --          (.09)     17.31    13.80        202
12/31/03      11.35       .12         3.91        4.03      (.08)           --          (.08)     15.30    35.63        188
12/31/02      13.42       .09        (2.02)      (1.93)     (.14)           --          (.14)     11.35   (14.46)       152
12/31/01      17.25       .18        (2.50)      (2.32)     (.15)        (1.36)        (1.51)     13.42   (13.99)       215
CLASS 2
12/31/05      17.23       .23         2.18        2.41      (.12)           --          (.12)     19.52    14.07      2,617
12/31/04      15.25       .14         1.91        2.05      (.07)           --          (.07)     17.23    13.49      1,796
12/31/03      11.32       .09         3.89        3.98      (.05)           --          (.05)     15.25    35.27      1,082
12/31/02      13.38       .06        (2.01)      (1.95)     (.11)           --          (.11)     11.32   (14.64)       592
12/31/01      17.21       .13        (2.49)      (2.36)     (.11)        (1.36)        (1.47)     13.38   (14.22)       600

Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.14     $ .13       $ 4.23      $ 4.36     $(.21)        $  --         $(.21)    $21.29    25.66%    $  231
12/31/04      14.15       .02         2.97        2.99        --            --            --      17.14    21.13        193
12/31/03       9.27     --/5/         4.97        4.97      (.09)           --          (.09)     14.15    53.92        163
12/31/02      11.52     --/5/        (2.15)      (2.15)     (.10)           --          (.10)      9.27   (18.83)       108
12/31/01      14.28       .03        (1.81)      (1.78)     (.13)         (.85)         (.98)     11.52   (12.63)       149
CLASS 2
12/31/05      17.02       .09         4.19        4.28      (.18)           --          (.18)     21.12    25.35      1,977
12/31/04      14.08      (.01)        2.95        2.94        --            --            --      17.02    20.88      1,198
12/31/03       9.23      (.03)        4.95        4.92      (.07)           --          (.07)     14.08    53.53        665
12/31/02      11.48      (.02)       (2.15)      (2.17)     (.08)           --          (.08)      9.23   (19.05)       290
12/31/01      14.24     --/5/        (1.80)      (1.80)     (.11)         (.85)         (.96)     11.48   (12.85)       274

Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $51.39      $.46      $  8.00     $  8.46     $(.49)      $    --       $  (.49)    $59.36    16.50%   $ 3,709
12/31/04      45.74       .32         5.51        5.83      (.18)           --          (.18)     51.39    12.75      3,744
12/31/03      33.47       .16        12.26       12.42      (.15)           --          (.15)     45.74    37.15      3,877
12/31/02      44.30       .12       (10.87)     (10.75)     (.08)           --          (.08)     33.47   (24.27)     3,195
12/31/01      73.51       .18       (11.99)     (11.81)     (.41)       (16.99)       (17.40)     44.30   (17.93)     5,207
CLASS 2
12/31/05      51.10       .34         7.92        8.26      (.38)           --          (.38)     58.98    16.19     18,343
12/31/04      45.50       .23         5.45        5.68      (.08)           --          (.08)     51.10    12.50     12,055
12/31/03      33.29       .06        12.19       12.25      (.04)           --          (.04)     45.50    36.80      7,107
12/31/02      44.09       .03       (10.82)     (10.79)     (.01)           --          (.01)     33.29   (24.46)     3,009
12/31/01      73.28       .04       (11.94)     (11.90)     (.30)       (16.99)       (17.29)     44.09   (18.15)     2,937
CLASS 3
12/31/05      51.38       .37         7.98        8.35      (.39)           --          (.39)     59.34    16.28        499
12/31/04/7/   47.74       .24         3.50        3.74      (.10)           --          (.10)     51.38     7.85        516

             Ratio of   Ratio of   Ratio of
             expenses   expenses     net
            to average to average   income
            net assets net assets (loss) to
Period        before     after     average
ended         waiver   waiver/3/  net assets

Global Discovery Fund/4/
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .61%       .56%      1.27%
12/31/04         .61        .60        .81
12/31/03         .61        .61        .55
12/31/02         .61        .61        .69
12/31/01         .31        .31        .42
CLASS 2
12/31/05         .86        .81       1.04
12/31/04         .86        .85        .60
12/31/03         .86        .86        .28
12/31/02         .86        .86        .48
12/31/01         .42        .42        .21

Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .62%       .57%      1.56%
12/31/04         .65        .64       1.15
12/31/03         .70        .70        .94
12/31/02         .71        .71        .73
12/31/01         .70        .70       1.24
CLASS 2
12/31/05         .87        .82       1.30
12/31/04         .90        .89        .92
12/31/03         .95        .95        .68
12/31/02         .96        .96        .48
12/31/01         .95        .95        .88

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .79%       .73%       .72%
12/31/04         .81        .80        .15
12/31/03         .83        .83       (.03)
12/31/02         .84        .84        .04
12/31/01         .83        .83        .21
CLASS 2
12/31/05        1.04        .97        .49
12/31/04        1.06       1.05       (.07)
12/31/03        1.08       1.08       (.28)
12/31/02        1.09       1.09       (.20)
12/31/01        1.08       1.08       (.05)

Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .35%       .32%       .87%
12/31/04         .36        .36        .68
12/31/03         .39        .39        .41
12/31/02         .40        .40        .30
12/31/01         .38        .38        .34
CLASS 2
12/31/05         .60        .57        .64
12/31/04         .61        .61        .50
12/31/03         .64        .64        .16
12/31/02         .65        .65        .07
12/31/01         .63        .63        .07
CLASS 3
12/31/05         .53        .50        .69
12/31/04/7/   .54/6/     .53/6/     .54/6/

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                        Income (loss) from investment
                                operations/2/                 Dividends and distributions
                      ---------------------------------  -------------------------------------
                                  Net gains
                                 (losses) on
            Net asset    Net      securities             Dividends                    Total     Net asset         Net assets,
             value,   investment    (both     Total from (from net  Distributions   dividends    value,             end of
Period      beginning   income   realized and investment investment (from capital      and       end of   Total   period (in
ended       of period   (loss)   unrealized)  operations  income)      gains)     distributions  period   return   millions)

International Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.82      $.32       $ 3.11      $ 3.43     $(.29)       $   --       $ (.29)     $18.96    21.75%    $1,599
12/31/04      13.41       .22         2.41        2.63      (.22)           --         (.22)      15.82    19.66      1,495
12/31/03      10.07       .15         3.38        3.53      (.19)           --         (.19)      13.41    35.12      1,431
12/31/02      12.02       .15        (1.90)      (1.75)     (.20)           --         (.20)      10.07   (14.58)     1,236
12/31/01      20.59       .22        (3.79)      (3.57)     (.20)        (4.80)       (5.00)      12.02   (19.73)     1,772
CLASS 2
12/31/05      15.79       .28         3.11        3.39      (.26)           --         (.26)      18.92    21.50      4,790
12/31/04      13.39       .18         2.41        2.59      (.19)           --         (.19)      15.79    19.32      2,752
12/31/03      10.05       .12         3.37        3.49      (.15)           --         (.15)      13.39    34.85      1,385
12/31/02      11.97       .12        (1.89)      (1.77)     (.15)           --         (.15)      10.05   (14.84)       636
12/31/01      20.54       .15        (3.76)      (3.61)     (.16)        (4.80)       (4.96)      11.97   (19.89)       628
CLASS 3
12/31/05      15.82       .29         3.11        3.40      (.26)           --         (.26)      18.96    21.54        116
12/31/04/7/   13.76       .20         2.05        2.25      (.19)           --         (.19)      15.82    16.45        115

New World Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $13.96      $.33       $ 2.58      $ 2.91     $(.20)       $   --        $(.20)     $16.67    21.10%      $ 88
12/31/04      11.99       .23         2.01        2.24      (.27)           --         (.27)      13.96    19.07         63
12/31/03       8.76       .21         3.21        3.42      (.19)           --         (.19)      11.99    39.56         47
12/31/02       9.44       .20         (.70)       (.50)     (.18)           --         (.18)       8.76    (5.45)        35
12/31/01       9.85       .24         (.63)       (.39)     (.02)           --         (.02)       9.44    (3.99)        37
CLASS 2
12/31/05      13.89       .29         2.56        2.85      (.18)           --         (.18)      16.56    20.74        677
12/31/04      11.94       .19         2.01        2.20      (.25)           --         (.25)      13.89    18.80        373
12/31/03       8.73       .19         3.19        3.38      (.17)           --         (.17)      11.94    39.18        224
12/31/02       9.41       .18         (.70)       (.52)     (.16)           --         (.16)       8.73    (5.66)       124
12/31/01       9.84       .21         (.62)       (.41)     (.02)           --         (.02)       9.41    (4.19)       116

Blue Chip Income and Growth Fund/4/
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.26      $.18        $ .59       $ .77     $(.12)       $   --        $(.12)     $10.91     7.57%    $  135
12/31/04       9.41       .15          .78         .93      (.08)           --         (.08)      10.26     9.94        129
12/31/03       7.17       .13         2.11        2.24        --            --           --        9.41    31.24        107
12/31/02       9.43       .16        (2.32)      (2.16)     (.10)           --         (.10)       7.17   (22.93)        54
12/31/01      10.00       .09         (.61)       (.52)     (.05)           --         (.05)       9.43    (5.23)        49
CLASS 2
12/31/05      10.20       .15          .58         .73      (.10)           --         (.10)      10.83     7.24      3,029
12/31/04       9.36       .13          .78         .91      (.07)           --         (.07)      10.20     9.74      2,349
12/31/03       7.16       .11         2.09        2.20        --            --           --        9.36    30.73      1,490
12/31/02       9.41       .14        (2.30)      (2.16)     (.09)           --         (.09)       7.16   (23.07)       426
12/31/01      10.00       .08         (.63)       (.55)     (.04)           --         (.04)       9.41    (5.38)       111

Growth-Income Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $36.81      $.62       $ 1.61      $ 2.23     $(.58)      $  (.15)      $ (.73)     $38.31     6.08%   $ 3,825
12/31/04      33.61       .48         3.09        3.57      (.37)           --         (.37)      36.81    10.66      4,213
12/31/03      25.63       .42         7.96        8.38      (.40)           --         (.40)      33.61    32.76      4,402
12/31/02      31.70       .41        (6.16)      (5.75)     (.32)           --         (.32)      25.63   (18.15)     3,741
12/31/01      35.23       .51          .49        1.00      (.73)        (3.80)       (4.53)      31.70     2.78      5,428
CLASS 2
12/31/05      36.64       .53         1.60        2.13      (.50)         (.15)        (.65)      38.12     5.83     17,608
12/31/04      33.48       .41         3.06        3.47      (.31)           --         (.31)      36.64    10.37     13,105
12/31/03      25.52       .34         7.92        8.26      (.30)           --         (.30)      33.48    32.43      7,824
12/31/02      31.58       .35        (6.14)      (5.79)     (.27)           --         (.27)      25.52   (18.34)     3,632
12/31/01      35.13       .41          .52         .93      (.68)        (3.80)       (4.48)      31.58     2.56      3,187
CLASS 3
12/31/05      36.80       .56         1.61        2.17      (.51)         (.15)        (.66)      38.31     5.88        471
12/31/04      34.64       .41         2.07        2.48      (.32)           --         (.32)      36.80     7.18        537

             Ratio of   Ratio of   Ratio of
             expenses   expenses     net
            to average to average   income
            net assets net assets (loss) to
Period        before     after     average
ended         waiver   waiver/3/  net assets

International Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .57%       .52%      1.92%
12/31/04         .60        .59       1.54
12/31/03         .63        .63       1.40
12/31/02         .63        .63       1.35
12/31/01         .61        .61       1.41
CLASS 2
12/31/05         .82        .77       1.64
12/31/04         .84        .83       1.27
12/31/03         .88        .88       1.08
12/31/02         .88        .88       1.05
12/31/01         .86        .86       1.04
CLASS 3
12/31/05         .75        .70       1.74
12/31/04/7/   .77/6/     .77/6/    1.45/6/

New World Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .92%       .85%      2.22%
12/31/04         .93        .92       1.81
12/31/03         .92        .92       2.15
12/31/02         .91        .91       2.14
12/31/01         .91        .91       2.54
CLASS 2
12/31/05        1.17       1.10       1.97
12/31/04        1.18       1.17       1.57
12/31/03        1.17       1.17       1.90
12/31/02        1.16       1.16       1.89
12/31/01        1.16       1.16       2.25

Blue Chip Income and Growth Fund/4/
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .45%       .41%      1.73%
12/31/04         .46        .46       1.60
12/31/03         .52        .50       1.67
12/31/02         .52        .52       1.89
12/31/01         .25        .25        .93
CLASS 2
12/31/05         .70        .66       1.48
12/31/04         .71        .70       1.37
12/31/03         .76        .74       1.41
12/31/02         .77        .77       1.76
12/31/01         .37        .37        .82

Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .29%       .27%      1.68%
12/31/04         .31        .30       1.39
12/31/03         .34        .34       1.45
12/31/02         .35        .35       1.43
12/31/01         .35        .35       1.53
CLASS 2
12/31/05         .54        .52       1.44
12/31/04         .56        .55       1.19
12/31/03         .59        .59       1.18
12/31/02         .60        .60       1.22
12/31/01         .60        .60       1.25
CLASS 3
12/31/05         .47        .45       1.50
12/31/04      .49/6/     .48/6/    1.24/6/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 51
                                                                             ---


                        Income (loss) from investment
                                operations/2/                 Dividends and distributions
                      ---------------------------------  -------------------------------------
                                  Net gains
                                 (losses) on
            Net asset    Net      securities             Dividends                    Total     Net asset         Net assets,
             value,   investment    (both     Total from (from net  Distributions   dividends    value,             end of
Period      beginning   income   realized and investment investment (from capital      and       end of   Total   period (in
ended       of period   (loss)   unrealized)  operations  income)      gains)     distributions  period   return   millions)

Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.49      $.41       $ 1.05      $ 1.46      $(.39)      $  --        $ (.39)     $16.56     9.45%   $  879
12/31/04      14.58       .39          .84        1.23       (.32)         --          (.32)      15.49     8.50       899
12/31/03      12.23       .41         2.29        2.70       (.35)         --          (.35)      14.58    22.14       911
12/31/02      14.30       .45        (2.19)      (1.74)      (.33)         --          (.33)      12.23   (12.19)      797
12/31/01      15.71       .49         (.37)        .12       (.59)       (.94)        (1.53)      14.30      .77     1,012
CLASS 2
12/31/05      15.42       .37         1.04        1.41       (.36)         --          (.36)      16.47     9.14     5,120
12/31/04      14.51       .36          .84        1.20       (.29)         --          (.29)      15.42     8.34     3,797
12/31/03      12.18       .37         2.27        2.64       (.31)         --          (.31)      14.51    21.74     2,314
12/31/02      14.25       .42        (2.18)      (1.76)      (.31)         --          (.31)      12.18   (12.38)    1,056
12/31/01      15.67       .45         (.36)        .09       (.57)       (.94)        (1.51)      14.25      .52       730
CLASS 3
12/31/05      15.49       .38         1.05        1.43       (.36)         --          (.36)      16.56     9.26        76
12/31/04/7/   14.85       .36          .58         .94       (.30)         --          (.30)      15.49     6.38        81

Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.57      $.60        $(.40)      $ .20      $(.46)         --         $(.46)     $11.31     1.77%   $  182
12/31/04      11.34       .56          .10         .66       (.43)         --          (.43)      11.57     6.04       195
12/31/03      10.41       .57          .78        1.35       (.42)         --          (.42)      11.34    13.07       213
12/31/02      10.44       .67         (.24)        .43       (.46)         --          (.46)      10.41     4.26       218
12/31/01      10.18       .77          .08         .85       (.59)         --          (.59)      10.44     8.48       194
CLASS 2
12/31/05      11.48       .57         (.39)        .18       (.44)         --          (.44)      11.22     1.59     2,312
12/31/04      11.27       .53          .09         .62       (.41)         --          (.41)      11.48     5.72     1,759
12/31/03      10.36       .53          .78        1.31       (.40)         --          (.40)      11.27    12.80     1,280
12/31/02      10.40       .64         (.24)        .40       (.44)         --          (.44)      10.36     4.05       697
12/31/01      10.16       .73          .08         .81       (.57)         --          (.57)      10.40     8.15       349

High-Income Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.89     $ .85       $ (.55)      $ .30     $ (.78)         --        $ (.78)     $12.41     2.46%     $309
12/31/04      12.54       .84          .32        1.16       (.81)         --          (.81)      12.89     9.83       364
12/31/03      10.44       .90         2.12        3.02       (.92)         --          (.92)      12.54    29.79       411
12/31/02      11.78      1.01        (1.25)       (.24)     (1.10)         --         (1.10)      10.44    (1.51)      335
12/31/01      12.25      1.17         (.23)        .94      (1.41)         --         (1.41)      11.78     8.02       403
CLASS 2
12/31/05      12.81       .81         (.55)        .26       (.75)         --          (.75)      12.32     2.20       590
12/31/04      12.47       .81          .32        1.13       (.79)         --          (.79)      12.81     9.59       444
12/31/03      10.39       .86         2.12        2.98       (.90)         --          (.90)      12.47    29.51       319
12/31/02      11.74       .97        (1.25)       (.28)     (1.07)         --         (1.07)      10.39    (1.83)      183
12/31/01      12.22      1.13         (.23)        .90      (1.38)         --         (1.38)      11.74     7.73       156
CLASS 3
12/31/05      12.87       .82         (.55)        .27       (.75)         --          (.75)      12.39     2.25        37
12/31/04/7/   12.79       .78          .11         .89       (.81)         --          (.81)      12.87     7.52        46

U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.07      $.48        $(.16)      $ .32      $(.48)         --         $(.48)     $11.91     2.70%     $252
12/31/04      12.24       .45         (.03)        .42       (.59)         --          (.59)      12.07     3.58       286
12/31/03      12.37       .46         (.15)        .31       (.44)         --          (.44)      12.24     2.51       373
12/31/02      11.87       .54          .55        1.09       (.59)         --          (.59)      12.37     9.45       517
12/31/01      11.73       .66          .17         .83       (.69)         --          (.69)      11.87     7.24       386
CLASS 2
12/31/05      12.00       .45         (.16)        .29       (.46)         --          (.46)      11.83     2.41       341
12/31/04      12.17       .41         (.03)        .38       (.55)         --          (.55)      12.00     3.30       285
12/31/03      12.31       .42         (.14)        .28       (.42)         --          (.42)      12.17     2.28       273
12/31/02      11.83       .50          .55        1.05       (.57)         --          (.57)      12.31     9.15       288
12/31/01      11.70       .62          .18         .80       (.67)         --          (.67)      11.83     7.02       137
CLASS 3
12/31/05      12.05       .46         (.16)        .30       (.46)         --          (.46)      11.89     2.50        39
12/31/04/7/   12.34       .41         (.11)        .30       (.59)         --          (.59)      12.05     2.58        43

             Ratio of   Ratio of   Ratio of
             expenses   expenses     net
            to average to average   income
            net assets net assets (loss) to
Period        before     after     average
ended         waiver   waiver/3/  net assets

Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .35%       .32%      2.57%
12/31/04         .38        .37       2.64
12/31/03         .42        .42       3.12
12/31/02         .45        .45       3.31
12/31/01         .45        .45       3.30
CLASS 2
12/31/05         .60        .57       2.31
12/31/04         .62        .62       2.42
12/31/03         .67        .67       2.81
12/31/02         .70        .70       3.11
12/31/01         .70        .70       3.03
CLASS 3
12/31/05         .53        .50       2.39
12/31/04/7/   .55/6/     .55/6/    2.50/6/

Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .44%       .40%      5.30%
12/31/04         .45        .44       4.94
12/31/03         .47        .47       5.19
12/31/02         .49        .49       6.60
12/31/01         .49        .49       7.38
CLASS 2
12/31/05         .69        .65       5.06
12/31/04         .70        .69       4.68
12/31/03         .72        .72       4.88
12/31/02         .74        .74       6.34
12/31/01         .74        .74       7.06

High-Income Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .50%       .46%      6.76%
12/31/04         .50        .50       6.74
12/31/03         .51        .51       7.74
12/31/02         .52        .52       9.55
12/31/01         .51        .51       9.60
CLASS 2
12/31/05         .75        .71       6.55
12/31/04         .75        .74       6.48
12/31/03         .76        .76       7.41
12/31/02         .77        .77       9.28
12/31/01         .76        .76       9.37
CLASS 3
12/31/05         .68        .64       6.58
12/31/04/7/   .68/6/     .68/6/    6.57/6/

U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .47%       .43%      3.99%
12/31/04         .47        .46       3.68
12/31/03         .46        .46       3.71
12/31/02         .47        .47       4.45
12/31/01         .47        .47       5.58
CLASS 2
12/31/05         .72        .68       3.75
12/31/04         .72        .71       3.42
12/31/03         .71        .71       3.43
12/31/02         .72        .72       4.14
12/31/01         .72        .72       5.27
CLASS 3
12/31/05         .65        .61       3.81
12/31/04/7/   .65/6/     .65/6/    3.51/6/

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                        Income (loss) from investment
                                operations/2/                 Dividends and distributions
                      ---------------------------------- -------------------------------------
                                  Net gains
                                 (losses) on
            Net asset    Net      securities             Dividends                    Total     Net asset        Net assets,
             value,   investment    (both     Total from (from net  Distributions   dividends    value,            end of
Period      beginning   income   realized and investment investment (from capital      and       end of   Total  period (in
ended       of period   (loss)   unrealized)  operations  income)      gains)     distributions  period   return  millions)

Cash Management Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.09      $.33       $--/5/       $.33      $(.11)        --           $(.11)     $11.31    2.97%    $ 75
12/31/04      11.07       .11        --/5/        .11       (.09)        --            (.09)      11.09     .96       78
12/31/03      11.17       .07        --/5/        .07       (.17)        --            (.17)      11.07     .67      103
12/31/02      11.41       .14        --/5/        .14       (.38)        --            (.38)      11.17    1.24      203
12/31/01      11.65       .41          .01        .42       (.66)        --            (.66)      11.41    3.66      218
CLASS 2
12/31/05      11.05       .30        --/5/        .30       (.09)        --            (.09)      11.26    2.68      153
12/31/04      11.03       .08        --/5/        .08       (.06)        --            (.06)      11.05     .70      110
12/31/03      11.12       .05        --/5/        .05       (.14)        --            (.14)      11.03     .47       99
12/31/02      11.37       .11        --/5/        .11       (.36)        --            (.36)      11.12    1.00      133
12/31/01      11.62       .34          .05        .39       (.64)        --            (.64)      11.37    3.43      127
CLASS 3
12/31/05      11.07       .30        --/5/        .30       (.08)        --            (.08)      11.29    2.74       16
12/31/04/7/   11.07       .09        --/5/        .09       (.09)        --            (.09)      11.07     .78       20

             Ratio of   Ratio of   Ratio of
             expenses   expenses     net
            to average to average   income
            net assets net assets (loss) to
Period        before     after     average
ended         waiver   waiver/3/  net assets

Cash Management Fund
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         .33%       .30%      2.91%
12/31/04         .37        .36        .96
12/31/03         .47        .47        .68
12/31/02         .46        .46       1.25
12/31/01         .46        .46       3.52
CLASS 2
12/31/05         .58        .55       2.71
12/31/04         .61        .61        .76
12/31/03         .72        .72        .42
12/31/02         .71        .71       1.00
12/31/01         .71        .71       2.99
CLASS 3
12/31/05         .51        .48       2.70
12/31/04/7/   .54/6/     .54/6/     .80/6/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2005  2004  2003  2002  2001
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund/4/                        53%   28%   30%   25%    4%
    Global Growth Fund                              26    24    27    30    38
    Global Small Capitalization Fund                47    49    51    66    65
    Growth Fund                                     29    30    34    34    31
    International Fund                              40    37    40    30    40
    New World Fund                                  26    18    19    22    31
    Blue Chip Income and Growth Fund/4/             33    13    12     8    12
    Growth-Income Fund                              20    21    21    26    34
    Asset Allocation Fund                           23    20    20    25    32
    Bond Fund                                       46    34    20    29    59
    High-Income Bond Fund                           35    38    48    45    42
    U.S. Government/AAA-Rated Securities Fund       86    68    63    53    84
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Commenced operations July 5, 2001.

/5/Amount less than one cent.

/6/Annualized.

/7/From January 16, 2004, when Class 3 shares were first issued.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 53
                                                                             ---


[LOGO OF American Funds(R)]                The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via email request to
publicinfo@sec.gov or by writing to the SEC's Public Reference
Section,Washington, D.C. 20549-0102.

If you would like to receive a free copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds at
800/421-4120 or write to the Secretary of the Series at 333 South Hope Street,
Los Angeles, California 90071.

[GRAPHIC APPEARS HERE]
Printed on recycled Paper    Litho in USA     Invested Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds    Capital Research       Capital       Capital    Capital Bank
                   and Management     International   Guardian      and Trust


[LOGO OF AMERICAN FUNDS(R)]                The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS
Class 2 shares

May 1,2006

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 14 funds, each representing a separate fully managed diversified portfolio of securities. The
14 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Growth-Income Fund
   World Growth and Income Fund
   Asset Allocation Fund
   Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 2 shares and is for use with the contracts that make Class 2 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

                                    [CHART]

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

         2002        2003        2004         2005
         ----        ----        ----         ----
       -21.67%      37.11%      10.43%       10.80%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  18.31% (quarter ended June 30, 2003)
LOWEST  -17.62% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                       LIPPER MULTI-CAP GLOBAL SERVICE
AVERAGE ANNUAL                           GROWTH FUNDS   AND INFORMATION
TOTAL RETURNS         FUND  S&P 500/1/     INDEX/2/        INDEX/3/     CPI/4/
------------------------------------------------------------------------------

1 Year               10.80%   4.91%          9.13%           7.07%      3.42%
------------------------------------------------------------------------------
5 Years               N/A     0.54%         -2.90%            N/A       2.49%
------------------------------------------------------------------------------
10 Years              N/A     9.07%          7.23%            N/A       2.52%
------------------------------------------------------------------------------
Lifetime/5/           4.64%   2.27%          0.84%           2.84%      2.26%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI(R)
   World Index, which is a market-capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. The index is compiled by Capital Research and Management
   Company, is unmanaged, and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of July 5, 2001, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.58%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.03%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.86%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $88    $274    $477    $1,061

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1998      1999      2000     2001     2002      2003      2004      2005
   ----      ----      ----     ----     ----      ----      ----      ----
  28.75%    69.67%   -18.87%  -14.22%  -14.64%    35.27%    13.49%    14.07%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  41.03% (quarter ended December 31, 1999)
LOWEST  -20.43% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                     MSCI       LIPPER
                                     WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/   INDEX/2/   CPI/3/
----------------------------------------------------------------

        1 Year               14.07% 10.02%      11.89%    3.42%
----------------------------------------------------------------
        5 Years               5.10%  2.64%       2.96%    2.49%
----------------------------------------------------------------
        10 Years              N/A    7.47%       7.95%    2.52%
----------------------------------------------------------------
        Lifetime/4/          10.95%  6.59%       6.99%    2.40%

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. Securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.58%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.04%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.87%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $89    $278    $482    $1,073

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is also subject to change. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  1999        2000        2001         2002        2003       2004      2005
  ----        ----        ----         ----        ----       ----      ----
 91.37%      -16.53%     -12.85%     -19.05%      53.53%     20.88%    25.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  28.90% (quarter ended December 31, 1999)
LOWEST  -28.24% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                               LIPPER GLOBAL
                                 S&P/CITIGROUP   SMALL-CAP
AVERAGE ANNUAL TOTAL             GLOBAL/WORLD      FUNDS
RETURNS                    FUND   INDEXES/1/    AVERAGE/2/   CPI/3/
-------------------------------------------------------------------

1 Year                    25.35%    17.24%        15.74%     3.42%
-------------------------------------------------------------------
5 Years                   10.42%    13.96%         6.50%     2.49%
-------------------------------------------------------------------
10 Years                   N/A       9.87%         9.88%     2.52%
-------------------------------------------------------------------
Lifetime/4/               13.75%     9.42%         8.18%     2.53%

/1/S&P/Citigroup Global/World Indexes reflect a combination of the
   S&P/Citigroup Global Index and two S&P/CitigroupWorld Indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global Index, which tracks more than
   7,000 publicly traded stocks around the world with market capitalizations less than $2 billion, has been used since May 2004. This index better reflects the fund's investments in developing countries during this period.
   The S&P/Citigroup World Indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1990 to 1999, respectively. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is comprised of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limits at least 65% of its investments to companies with market capitalizations of less than U.S. $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of April 30, 1998, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.74%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.05%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 1.04%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $106   $331    $574    $1,271

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000    2001     2002    2003    2004    2005
------  ------  ------  ------  -----  ------  -------  ------  ------  ------
13.07%  29.79%  35.23%  57.27%  4.47%  -18.15% -24.46%  36.80%  12.50%  16.19%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.17% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/ CPI/4/
-----------------------------------------------------------------------------------

        1 Year               16.19%   4.91%         7.96%         7.24%      3.42%
-----------------------------------------------------------------------------------
        5 Years               2.03%   0.54%         0.15%        -1.36%      2.49%
-----------------------------------------------------------------------------------
        10 Years             13.68%   9.07%         7.28%         7.26%      2.52%
-----------------------------------------------------------------------------------
        Lifetime/5/          14.64%  12.83%        10.50%        10.70%      3.05%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.33%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.02%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.60%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $61    $192    $335     $750

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996   1997   1998    1999    2000     2001    2002     2003    2004    2005
------  ----- ------  ------  -------  ------  -------  ------  ------  -----
17.23%  8.82% 20.93%  75.97%  -22.06%  -19.89% -14.84%  34.85%  19.32%  21.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.33% (quarter ended December 31, 1999)
LOWEST  -19.66% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                             MSCI       LIPPER
AVERAGE ANNUAL               EAFE    INTERNATIONAL
TOTAL RETURNS         FUND  INDEX/1/ FUNDS INDEX/2/ CPI/3/
----------------------------------------------------------

1 year               21.50% 14.02%      15.67%      3.42%
----------------------------------------------------------
5 years               5.93%  4.94%       5.34%      2.49%
----------------------------------------------------------
10 years             10.93%  6.18%       7.74%      2.52%
----------------------------------------------------------
Lifetime/4/          10.13%  6.74%       7.85%      2.74%

/1/MSCI EAFE (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United
   States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of May 1, 1990, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.52%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.05%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.82%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $84    $262    $455    $1,014

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Peru,
Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey and
Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000     2001     2002     2003    2004     2005
   ------   ------   ------   ------   -----   ------
  -12.70%   -4.19%   -5.66%   39.18%   18.80%   20.74%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  15.47% (quarter ended June 30, 2003)
LOWEST  -16.07% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                MSCI
AVERAGE ANNUAL               ALL COUNTRY
TOTAL RETURNS         FUND  WORLD INDEX/1/ CPI/2/
-------------------------------------------------

1 Year               20.74%    11.37%       3.42%
-------------------------------------------------
5 Years              12.53%     3.41%       2.49%
-------------------------------------------------
10 Years              N/A       7.44%       2.52%
-------------------------------------------------
Lifetime/3/           9.99%     2.50%       2.62%

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global and emerging markets, consisting of 49 developed and emerging market country indexes.
   This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of June 17, 1999, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.84%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.08%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 1.17%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $119   $372    $644    $1,420

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger, non-U.S. companies, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

    2002         2003        2004         2005
   -------      -------     ------       ------
   -23.07%      30.73%       9.74%        7.24%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  17.08% (quarter ended June 30, 2003)
LOWEST  -20.50% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

AVERAGE ANNUAL
TOTAL RETURNS        FUND  S&P 500/1/ CPI/2/
--------------------------------------------

1 Year               7.24%   4.91%     3.42%
--------------------------------------------
5 Years               N/A    0.54%     2.49%
--------------------------------------------
10 Years              N/A    9.07%     2.52%
--------------------------------------------
Lifetime/3/          2.55%   2.27%     2.26%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.44%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.70%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $72    $224    $390     $871

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000   2001    2002    2003    2004    2005
------  ------  ------  ------  -----  -----  ------  ------  ------  -----
18.41%  25.53%  18.09%  11.20%  7.95%  2.56%  -18.34%  32.43%  10.37%  5.83%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.85% (quarter ended December 31, 1998)
LOWEST  -18.70% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                       LIPPER GROWTH
AVERAGE ANNUAL                          AND INCOME
TOTAL RETURNS         FUND  S&P 500/1/ FUNDS INDEX/2/ CPI/3/
------------------------------------------------------------

1 Year                5.83%   4.91%        6.82%      3.42%
------------------------------------------------------------
5 Years               5.31%   0.54%        2.92%      2.49%
------------------------------------------------------------
10 Years             10.56%   9.07%        8.47%      2.52%
------------------------------------------------------------
Lifetime/4/          12.76%  12.83%       11.42%      3.05%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available;
   therefore, lifetime results are not shown.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.28%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.54%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $55    $173    $302     $677

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


WORLD GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations as of the date of this prospectus.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.69%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses*                                       0.04%
------------------------------------------------------------------------
            Total annual fund operating expenses+                 0.98%

*Based on estimated amounts for the current fiscal year.

+The Series' investment adviser is waiving 10% of its management fees. The waiver will continue at this level until further review.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS
---------------------------

Class 2       $100   $312

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998   1999   2000   2001    2002    2003    2004    2005
------  ------  ------  -----  -----  -----  -------  ------  -----   -----
15.48%  20.15%  12.94%  6.92%  4.40%  0.52%  -12.38%  21.74%  8.34%   9.14%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  12.15% (quarter ended June 30, 2003)
LOWEST  -12.34% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                      CITIGROUP BROAD
AVERAGE ANNUAL                        INVESTMENT-GRADE
TOTAL RETURNS        FUND  S&P 500/1/  BOND INDEX/2/   CPI/3/
-------------------------------------------------------------

1 Year               9.14%   4.91%          2.57%      3.42%
-------------------------------------------------------------
5 Years              4.86%   0.54%          5.93%      2.49%
-------------------------------------------------------------
10 Years             8.29%   9.07%          6.19%      2.52%
-------------------------------------------------------------
Lifetime/4/          9.09%  10.54%          7.39%      2.83%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of August 1, 1989, the date the fund began investment operations.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.34%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.60%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $61    $192    $335     $750

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities
(including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by
Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may invest in bonds of issuers domiciled outside the United
States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

  Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996    1997    1998     1999    2000    2001    2002    2003    2004    2005
   ----    ----    ----     -----   ----    ----     ----   ----    ----    ----
   5.57%   9.88%   4.11%    2.55%   4.99%   8.15%    4.05%  12.80%   5.72%   1.59%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  5.07% (quarter ended December 31, 2002)
LOWEST  -2.16% (quarter ended March 31, 1996)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                           CITIGROUP BROAD
AVERAGE ANNUAL             INVESTMENT-GRADE
TOTAL RETURNS        FUND   BOND INDEX/1/   CPI/2/
--------------------------------------------------

1 year               1.59%      2.57%        3.42%
--------------------------------------------------
5 years              6.39%      5.93%        2.49%
--------------------------------------------------
10 years              N/A       6.19%        2.52%
--------------------------------------------------
Lifetime/3/          5.89%      6.19%        2.52%

/1/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
  U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of January 2, 1996, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.43%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.69%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $70    $221    $384     $859

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20%
of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 35
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1996   1997    1998   1999    2000   2001    2002    2003    2004    2005
 ------  ------  -----  -----  ------  -----  ------  ------   -----   -----
 12.91%  12.08%  0.27%  5.53%  -3.31%  7.73%  -1.83%  29.51%   9.59%   2.20%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.65% (quarter ended December 31, 2002)
LOWEST  -9.10% (quarter ended June 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                            CREDIT SUISSE                     LIPPER
                            FIRST BOSTON  CITIGROUP BROAD  HIGH CURRENT
AVERAGE ANNUAL               HIGH YIELD   INVESTMENT-GRADE  YIELD BOND
TOTAL RETURNS         FUND  BOND INDEX/1/  BOND INDEX/2/   FUNDS INDEX/3/ CPI/4/
--------------------------------------------------------------------------------

1 Year                2.20%     2.26%           2.57%          3.00%      3.42%
--------------------------------------------------------------------------------
5 Years               8.94%     9.83%           5.93%          6.76%      2.49%
--------------------------------------------------------------------------------
10 Years              7.10%     7.13%           6.19%          5.30%      2.52%
--------------------------------------------------------------------------------
Lifetime/5/          10.05%      N/A            8.80%          8.01%      3.05%

/1/Credit Suisse First Boston High Yield Bond Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market.
   This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.49%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.75%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $77    $240    $417     $930

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 37
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996   1997   1998    1999    2000   2001   2002    2003   2004    2005
  -----   -----  -----  ------  ------  -----  -----   -----  -----   -----
  2.84%   8.21%  7.93%  -0.78%  11.39%  7.02%  9.15%   2.28%  3.30%   2.41%

The fund's highest/lowest quarterly results during this time period were:

               (quarter ended September
HIGHEST  4.58% 30, 2001)
LOWEST  -2.07% (quarter ended March 31, 1996)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                           CITIGROUP
                           TREASURY/
                             GOVT.
                           SPONSORED/
AVERAGE ANNUAL              MORTGAGE
TOTAL RETURNS        FUND   INDEX/1/  CPI/2/
--------------------------------------------

1 year               2.41%   2.71%     3.42%
--------------------------------------------
5 years              4.80%   5.46%     2.49%
--------------------------------------------
10 years             5.31%   6.04%     2.52%
--------------------------------------------
Lifetime/3/          6.85%   7.88%     2.99%

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of December 2, 1985, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 39
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.46%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.72%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $74    $230    $401     $894

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 41
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

                                    [CHART]
Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1996    1997    1998    1999     2000    2001    2002    2003    2004    2005
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
4.81%   4.92%   4.90%   4.47%    5.83%   3.43%   1.00%   0.47%   0.70%   2.68%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.51% (quarter ended September 30, 2000)
LOWEST  0.06% (quarter ended June 30, 2004)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

AVERAGE ANNUAL
TOTAL RETURNS        FUND
--------------------------

1 year               2.68%
--------------------------
5 years              1.65%
--------------------------
10 years             3.30%
--------------------------
Lifetime*            4.61%

*Lifetime results are as of February 8, 1984, the date the fund began investment operations.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.58%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 2       $59    $186    $324     $726

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 43
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The primary individual portfolio counselors for each of the funds are:

                                                            PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE  ADVISER (OR AFFILIATE) AND    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)         IN THE FUND(S)             INVESTMENT EXPERIENCE        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

 JAMES K. DUNTON              Growth-Income Fund -- 22      Senior Vice President and      An equity portfolio counselor
 VICE CHAIRMAN OF THE BOARD   years (since the fund's       Director, Capital Research     for Growth-Income Fund and
                              inception)                    and Management Company         Blue Chip Income and Growth
                              Blue Chip Income and          Investment professional for    Fund
                              Growth Fund -- 5 years        44 years, all with Capital
                              (since the fund's inception)  Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL             Growth-Income Fund --         Senior Vice President,         An equity portfolio counselor
 PRESIDENT AND TRUSTEE         1 year                       Capital Research and           for Growth-Income Fund
                                                            Management Company
                                                            Investment professional for
                                                            21 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                Asset Allocation Fund -- 6    Vice President, Capital        An equity portfolio counselor
 SENIOR VICE PRESIDENT        years                         Research and Management        for Asset Allocation Fund
                                                            Company
                                                            Investment professional for
                                                            20 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           Bond Fund -- 10 years         Senior Vice President and      A fixed-income portfolio
 SENIOR VICE PRESIDENT        (since the fund's inception)  Director, Capital Research     counselor for Bond Fund and
                              High-Income Bond Fund --      and Management Company         High-Income Bond Fund
                               8 years                      Investment professional for
                                                            54 years in total; 39 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 JOHN H. SMET                 Bond Fund -- 10 years         Senior Vice President,         A fixed-income portfolio
 SENIOR VICE PRESIDENT        (since the fund's inception)  Capital Research and           counselor for Bond Fund and
                              U.S. Government/AAA-          Management Company             U.S. Government/AAA-Rated
                              Rated Securities Fund -- 14   Investment professional for    Securities Fund
                              years                         24 years in total; 23 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON        Growth-Income Fund -- 12      Senior Vice President,         An equity portfolio counselor
 VICE PRESIDENT               years (plus 5 years of prior  Capital Research and           for Growth-Income Fund and
                              experience as an investment   Management Company             Global Discovery Fund
                              analyst for the fund)         Investment professional for
                              Global Discovery Fund -- 5    33 years in total; 31 years
                              years (since the fund's       with Capital Research and
                              inception)                    Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE           Global Growth Fund -- 9       Chairman, Capital Research     An equity portfolio counselor
 VICE PRESIDENT               years (since the fund's       Company                        for Global Growth Fund and
                              inception)                    Investment professional for    New World Fund and a non-U.S.
                              International Fund -- 12      21 years, all with Capital     equity portfolio counselor
                              years                         Research and Management        for International Fund
                              New World Fund -- 7 years     Company or affiliate
                              (since the fund's inception)
-------------------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON              High-Income Bond Fund --      Senior Vice President,         A fixed-income portfolio
 VICE PRESIDENT                11 years (plus 2 years of    Capital Research Company       counselor for High-Income
                              prior experience as an        Investment professional for    Bond Fund and Asset
                              investment analyst for the    18 years in total; 16 years    Allocation Fund
                              fund)                         with Capital Research and
                              Asset Allocation Fund -- 6    Management Company or
                              years                         affiliate
-------------------------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY             High-Income Bond Fund --      Senior Vice President,         A fixed-income portfolio
                               13 years                     Capital Research and           counselor for High-Income
                              New World Fund -- 7 years     Management Company             Bond Fund, New World Fund and
                              (since the fund's inception)  Investment professional for    Bond Fund
                              Bond Fund -- 8 years          25 years in total; 18 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 DONNALISA BARNUM             Growth Fund -- 3 years        Senior Vice President,         An equity portfolio counselor
                                                            Capital Research Company       for Growth Fund
                                                            Investment professional for
                                                            25 years in total; 20 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD              Global Small Capitalization   Senior Vice President and      An equity portfolio counselor
                              Fund --                       Director, Capital Research     (primarily U.S.) for Global
                              8 years (since the fund's     and Management Company         Small Capitalization Fund,
                              inception)                    Investment professional for    Growth Fund and Global
                              Growth Fund -- 12 years       35 years, all with Capital     Discovery Fund
                              (plus 5 years of prior        Research and Management
                              experience as an investment   Company or affiliate
                              analyst for the fund)
                              Global Discovery Fund --
                               1 year
-------------------------------------------------------------------------------------------------------------------------
 MARK H. DALZELL              Bond Fund -- 1 year           Senior Vice President,         [to be provided]
                                                            Capital Research Company
                                                            Investment professional for
                                                            28 years in total; 18 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 MARK E. DENNING              Global Small Capitalization   Director, Capital Research     An equity portfolio counselor
                              Fund --                       and Management Company         (primarily non-U.S.) for
                              8 years (since the fund's     Investment professional for    Global Small Capitalization
                              inception)                    24 years, all with Capital     Fund and Global Discovery Fund
                              Global Discovery Fund --      Research and Management
                               1 year                       Company or affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 45
                                                                             ---


                                                            PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE  ADVISER (OR AFFILIATE) AND    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)              INVESTMENT EXPERIENCE        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

    J. BLAIR FRANK           Global Small Capitalization    Vice President, Capital        An equity portfolio counselor
                             Fund --                        Research Company               (primarily U.S.) for Global
                             3 years                        Investment professional for    Small Capitalization Fund and
                             Growth Fund -- 6 years (plus   13 years in total; 12 years    an equity portfolio counselor
                             3 years of prior experience    with Capital Research and      for
                             as an investment analyst for   Management Company or          Growth Fund
                             the fund)                      affiliate
-------------------------------------------------------------------------------------------------------------------------
    NICK J. GRACE            Global Growth Fund -- 4 years  Senior Vice President,         An equity portfolio counselor
                             (plus 4 years of prior         Capital Research Company       for Global Growth Fund
                             experience as an investment    Investment professional for
                             analyst for the fund)          16 years in total; 12 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    J. DALE HARVEY           Blue Chip Income and Growth    Vice President, Capital        An equity portfolio counselor
                             Fund -- 1 year                 Research and Management        for Blue Chip Income and
                                                            Company                        Growth Fund
                                                            Investment professional for
                                                            17 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ALWYN W. HEONG           International Fund -- 10 years Senior Vice President and      A non-U.S. equity portfolio
                                                            Director, Capital Research     counselor for International
                                                            Company                        Fund
                                                            Investment professional for
                                                            18 years in total; 14 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH           U.S. Government/AAA-Rated      Vice President, Capital        A fixed-income portfolio
                             Securities Fund -- 9 years     International Research, Inc.   counselor for U.S.
                                                            Investment professional for    Government/AAA-Rated
                                                            19 years in total; 16 years    Securities Fund
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    CARL M. KAWAJA           New World Fund -- 7 years      Senior Vice President,         An equity portfolio counselor
                             (since the fund's inception)   Capital Research Company       for New World Fund
                                                            Investment professional for
                                                            18 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL T. KERR          Asset Allocation Fund -- 1     Vice President, Capital        An equity portfolio counselor
                             year                           Research and Management        for Asset Allocation Fund
                             Growth Fund -- 1 year          Company
                                                            Investment professional for
                                                            23 years in total; 21 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    SUNG LEE                 International Fund -- less     Executive Vice President and   [to be provided]
                             than 1 year                    Director, Capital Research
                                                            Company
                                                            Investment professional for
                                                            12 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL D. LOCKE         U.S. Government/AAA-Rated      Vice President, Capital        A fixed-income portfolio
                             Securities Fund -- 3 years     Research Company               counselor for U.S.
                             (plus 6 years of prior         Investment professional for    Government/AAA-Rated
                             experience as an investment    11 years in total; 10 years    Securities Fund
                             analyst for the fund)          with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    JAMES R. MULALLY         Asset Allocation Fund -- less  Senior Vice President,         [to be provided]
                             than 1 year                    Capital International Limited
                                                            Investment professional for
                                                            30 years in total; 26 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    RONALD B. MORROW         Growth Fund -- 3 years (plus   Senior Vice President,         An equity portfolio counselor
                             6 years of prior experience    Capital Research Company       for Growth Fund
                             as an investment analyst for   Investment professional for
                             the fund)                      38 years in total; 9 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ROBERT G. O'DONNELL      Growth-Income Fund -- 16       Senior Vice President and      An equity portfolio counselor
                             years (plus 1 year of prior    Director, Capital Research     for Growth-Income Fund
                             experience as an investment    and Management Company
                             analyst for the fund)          Investment professional for
                                                            34 years in total; 31 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    C. ROSS SAPPENFIELD      Growth-Income Fund -- 7 years  Vice President, Capital        An equity portfolio counselor
                             Blue Chip Income and Growth    Research and Management        for Growth-Income Fund and
                             Fund -- 5 years (since the     Company                        Blue Chip Income and Growth
                             fund's inception)              Investment professional for    Fund
                                                            14 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 4 years  Senior Vice President and      An equity portfolio counselor
                             (plus 4 years of prior         Director, Capital Research     for Global Growth Fund
                             experience as an investment    Company
                             analyst for the fund)          Investment professional for
                                                            19 years in total; 16 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts. All such shares may be purchased or redeemed by the separate accounts at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts.

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of fund's shares may lead to increased costs to that fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Series' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management
Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service
Company, the Series' transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA
re-characterizations, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the portfolio securities of Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund and World Growth and
Income Fund (collectively, the "International Funds"), the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the International Funds.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 47
                                                                             ---


PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                     [This page intentionally left blank]

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 49
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract expenses. If reflected, results would be lower.

                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Global Discovery Fund/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.79      $.14           $ 1.05          $ 1.19      $(.11)        $(.24)        $(.35)    $11.63    11.07%
12/31/04       9.94       .08              .98            1.06       (.09)         (.12)         (.21)     10.79    10.72
12/31/03       7.26       .05             2.67            2.72       (.04)           --          (.04)      9.94    37.41
12/31/02       9.30       .06            (2.05)          (1.99)      (.05)           --          (.05)      7.26   (21.41)
12/31/01      10.00       .04             (.70)           (.66)      (.04)           --          (.04)      9.30    (6.65)
CLASS 2
12/31/05      10.76       .11             1.05            1.16       (.09)         (.24)         (.33)     11.59    10.80
12/31/04       9.92       .06              .97            1.03       (.07)         (.12)         (.19)     10.76    10.43
12/31/03       7.25       .02             2.67            2.69       (.02)           --          (.02)      9.92    37.11
12/31/02       9.30       .04            (2.05)          (2.01)      (.04)           --          (.04)      7.25   (21.67)
12/31/01      10.00       .02             (.69)           (.67)      (.03)           --          (.03)      9.30    (6.71)

Global Growth Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.31      $.28           $ 2.19          $ 2.47      $(.15)       $   --        $ (.15)    $19.63    14.37%
12/31/04      15.30       .18             1.92            2.10       (.09)           --          (.09)     17.31    13.80
12/31/03      11.35       .12             3.91            4.03       (.08)           --          (.08)     15.30    35.63
12/31/02      13.42       .09            (2.02)          (1.93)      (.14)           --          (.14)     11.35   (14.46)
12/31/01      17.25       .18            (2.50)          (2.32)      (.15)        (1.36)        (1.51)     13.42   (13.99)
CLASS 2
12/31/05      17.23       .23             2.18            2.41       (.12)           --          (.12)     19.52    14.07
12/31/04      15.25       .14             1.91            2.05       (.07)           --          (.07)     17.23    13.49
12/31/03      11.32       .09             3.89            3.98       (.05)           --          (.05)     15.25    35.27
12/31/02      13.38       .06            (2.01)          (1.95)      (.11)           --          (.11)     11.32   (14.64)
12/31/01      17.21       .13            (2.49)          (2.36)      (.11)        (1.36)        (1.47)     13.38   (14.22)

Global Small Capitalization Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.14     $ .13           $ 4.23          $ 4.36      $(.21)        $  --         $(.21)    $21.29    25.66%
12/31/04      14.15       .02             2.97            2.99         --            --            --      17.14    21.13
12/31/03       9.27     --/5/             4.97            4.97       (.09)           --          (.09)     14.15    53.92
12/31/02      11.52     --/5/            (2.15)          (2.15)      (.10)           --          (.10)      9.27   (18.83)
12/31/01      14.28       .03            (1.81)          (1.78)      (.13)         (.85)         (.98)     11.52   (12.63)
CLASS 2
12/31/05      17.02       .09             4.19            4.28       (.18)           --          (.18)     21.12    25.35
12/31/04      14.08      (.01)            2.95            2.94         --            --            --      17.02    20.88
12/31/03       9.23      (.03)            4.95            4.92       (.07)           --          (.07)     14.08    53.53
12/31/02      11.48      (.02)           (2.15)          (2.17)      (.08)           --          (.08)      9.23   (19.05)
12/31/01      14.24     --/5/            (1.80)          (1.80)      (.11)         (.85)         (.96)     11.48   (12.85)

Growth Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $51.39      $.46          $  8.00         $  8.46      $(.49)      $    --       $  (.49)    $59.36    16.50%
12/31/04      45.74       .32             5.51            5.83       (.18)           --          (.18)     51.39    12.75
12/31/03      33.47       .16            12.26           12.42       (.15)           --          (.15)     45.74    37.15
12/31/02      44.30       .12           (10.87)         (10.75)      (.08)           --          (.08)     33.47   (24.27)
12/31/01      73.51       .18           (11.99)         (11.81)      (.41)       (16.99)       (17.40)     44.30   (17.93)
CLASS 2
12/31/05      51.10       .34             7.92            8.26       (.38)           --          (.38)     58.98    16.19
12/31/04      45.50       .23             5.45            5.68       (.08)           --          (.08)     51.10    12.50
12/31/03      33.29       .06            12.19           12.25       (.04)           --          (.04)     45.50    36.80
12/31/02      44.09       .03           (10.82)         (10.79)      (.01)           --          (.01)     33.29   (24.46)
12/31/01      73.28       .04           (11.94)         (11.90)      (.30)       (16.99)       (17.29)     44.09   (18.15)
CLASS 3
12/31/05      51.38       .37             7.98            8.35       (.39)           --          (.39)     59.34    16.28
12/31/04/7/   47.74       .24             3.50            3.74       (.10)           --          (.10)     51.38     7.85

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Global Discovery Fund/4/
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05          $22        .61%       .56%      1.27%
12/31/04           20        .61        .60        .81
12/31/03           17        .61        .61        .55
12/31/02           10        .61        .61        .69
12/31/01           12        .31        .31        .42
CLASS 2
12/31/05           89        .86        .81       1.04
12/31/04           51        .86        .85        .60
12/31/03           24        .86        .86        .28
12/31/02            9        .86        .86        .48
12/31/01            4        .42        .42        .21

Global Growth Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05       $  206        .62%       .57%      1.56%
12/31/04          202        .65        .64       1.15
12/31/03          188        .70        .70        .94
12/31/02          152        .71        .71        .73
12/31/01          215        .70        .70       1.24
CLASS 2
12/31/05        2,617        .87        .82       1.30
12/31/04        1,796        .90        .89        .92
12/31/03        1,082        .95        .95        .68
12/31/02          592        .96        .96        .48
12/31/01          600        .95        .95        .88

Global Small Capitalization Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05       $  231        .79%       .73%       .72%
12/31/04          193        .81        .80        .15
12/31/03          163        .83        .83       (.03)
12/31/02          108        .84        .84        .04
12/31/01          149        .83        .83        .21
CLASS 2
12/31/05        1,977       1.04        .97        .49
12/31/04        1,198       1.06       1.05       (.07)
12/31/03          665       1.08       1.08       (.28)
12/31/02          290       1.09       1.09       (.20)
12/31/01          274       1.08       1.08       (.05)

Growth Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05      $ 3,709        .35%       .32%       .87%
12/31/04        3,744        .36        .36        .68
12/31/03        3,877        .39        .39        .41
12/31/02        3,195        .40        .40        .30
12/31/01        5,207        .38        .38        .34
CLASS 2
12/31/05       18,343        .60        .57        .64
12/31/04       12,055        .61        .61        .50
12/31/03        7,107        .64        .64        .16
12/31/02        3,009        .65        .65        .07
12/31/01        2,937        .63        .63        .07
CLASS 3
12/31/05          499        .53        .50        .69
12/31/04/7/       516     .54/6/     .53/6/     .54/6/

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

International Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.82      $.32           $ 3.11          $ 3.43      $(.29)       $   --       $ (.29)     $18.96    21.75%
12/31/04      13.41       .22             2.41            2.63       (.22)           --         (.22)      15.82    19.66
12/31/03      10.07       .15             3.38            3.53       (.19)           --         (.19)      13.41    35.12
12/31/02      12.02       .15            (1.90)          (1.75)      (.20)           --         (.20)      10.07   (14.58)
12/31/01      20.59       .22            (3.79)          (3.57)      (.20)        (4.80)       (5.00)      12.02   (19.73)
CLASS 2
12/31/05      15.79       .28             3.11            3.39       (.26)           --         (.26)      18.92    21.50
12/31/04      13.39       .18             2.41            2.59       (.19)           --         (.19)      15.79    19.32
12/31/03      10.05       .12             3.37            3.49       (.15)           --         (.15)      13.39    34.85
12/31/02      11.97       .12            (1.89)          (1.77)      (.15)           --         (.15)      10.05   (14.84)
12/31/01      20.54       .15            (3.76)          (3.61)      (.16)        (4.80)       (4.96)      11.97   (19.89)
CLASS 3
12/31/05      15.82       .29             3.11            3.40       (.26)           --         (.26)      18.96    21.54
12/31/04/7/   13.76       .20             2.05            2.25       (.19)           --         (.19)      15.82    16.45

New World Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $13.96      $.33           $ 2.58          $ 2.91      $(.20)       $   --        $(.20)     $16.67    21.10%
12/31/04      11.99       .23             2.01            2.24       (.27)           --         (.27)      13.96    19.07
12/31/03       8.76       .21             3.21            3.42       (.19)           --         (.19)      11.99    39.56
12/31/02       9.44       .20             (.70)           (.50)      (.18)           --         (.18)       8.76    (5.45)
12/31/01       9.85       .24             (.63)           (.39)      (.02)           --         (.02)       9.44    (3.99)
CLASS 2
12/31/05      13.89       .29             2.56            2.85       (.18)           --         (.18)      16.56    20.74
12/31/04      11.94       .19             2.01            2.20       (.25)           --         (.25)      13.89    18.80
12/31/03       8.73       .19             3.19            3.38       (.17)           --         (.17)      11.94    39.18
12/31/02       9.41       .18             (.70)           (.52)      (.16)           --         (.16)       8.73    (5.66)
12/31/01       9.84       .21             (.62)           (.41)      (.02)           --         (.02)       9.41    (4.19)

Blue Chip Income and Growth Fund/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.26      $.18            $ .59           $ .77      $(.12)       $   --        $(.12)     $10.91     7.57%
12/31/04       9.41       .15              .78             .93       (.08)           --         (.08)      10.26     9.94
12/31/03       7.17       .13             2.11            2.24         --            --           --        9.41    31.24
12/31/02       9.43       .16            (2.32)          (2.16)      (.10)           --         (.10)       7.17   (22.93)
12/31/01      10.00       .09             (.61)           (.52)      (.05)           --         (.05)       9.43    (5.23)
CLASS 2
12/31/05      10.20       .15              .58             .73       (.10)           --         (.10)      10.83     7.24
12/31/04       9.36       .13              .78             .91       (.07)           --         (.07)      10.20     9.74
12/31/03       7.16       .11             2.09            2.20         --            --           --        9.36    30.73
12/31/02       9.41       .14            (2.30)          (2.16)      (.09)           --         (.09)       7.16   (23.07)
12/31/01      10.00       .08             (.63)           (.55)      (.04)           --         (.04)       9.41    (5.38)

Growth-Income Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $36.81      $.62           $ 1.61          $ 2.23      $(.58)      $  (.15)      $ (.73)     $38.31     6.08%
12/31/04      33.61       .48             3.09            3.57       (.37)           --         (.37)      36.81    10.66
12/31/03      25.63       .42             7.96            8.38       (.40)           --         (.40)      33.61    32.76
12/31/02      31.70       .41            (6.16)          (5.75)      (.32)           --         (.32)      25.63   (18.15)
12/31/01      35.23       .51              .49            1.00       (.73)        (3.80)       (4.53)      31.70     2.78
CLASS 2
12/31/05      36.64       .53             1.60            2.13       (.50)         (.15)        (.65)      38.12     5.83
12/31/04      33.48       .41             3.06            3.47       (.31)           --         (.31)      36.64    10.37
12/31/03      25.52       .34             7.92            8.26       (.30)           --         (.30)      33.48    32.43
12/31/02      31.58       .35            (6.14)          (5.79)      (.27)           --         (.27)      25.52   (18.34)
12/31/01      35.13       .41              .52             .93       (.68)        (3.80)       (4.48)      31.58     2.56
CLASS 3
12/31/05      36.80       .56             1.61            2.17       (.51)         (.15)        (.66)      38.31     5.88
12/31/04      34.64       .41             2.07            2.48       (.32)           --         (.32)      36.80     7.18

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

International Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05       $1,599        .57%       .52%      1.92%
12/31/04        1,495        .60        .59       1.54
12/31/03        1,431        .63        .63       1.40
12/31/02        1,236        .63        .63       1.35
12/31/01        1,772        .61        .61       1.41
CLASS 2
12/31/05        4,790        .82        .77       1.64
12/31/04        2,752        .84        .83       1.27
12/31/03        1,385        .88        .88       1.08
12/31/02          636        .88        .88       1.05
12/31/01          628        .86        .86       1.04
CLASS 3
12/31/05          116        .75        .70       1.74
12/31/04/7/       115     .77/6/     .77/6/    1.45/6/

New World Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05         $ 88        .92%       .85%      2.22%
12/31/04           63        .93        .92       1.81
12/31/03           47        .92        .92       2.15
12/31/02           35        .91        .91       2.14
12/31/01           37        .91        .91       2.54
CLASS 2
12/31/05          677       1.17       1.10       1.97
12/31/04          373       1.18       1.17       1.57
12/31/03          224       1.17       1.17       1.90
12/31/02          124       1.16       1.16       1.89
12/31/01          116       1.16       1.16       2.25

Blue Chip Income and Growth Fund/4/
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05       $  135        .45%       .41%      1.73%
12/31/04          129        .46        .46       1.60
12/31/03          107        .52        .50       1.67
12/31/02           54        .52        .52       1.89
12/31/01           49        .25        .25        .93
CLASS 2
12/31/05        3,029        .70        .66       1.48
12/31/04        2,349        .71        .70       1.37
12/31/03        1,490        .76        .74       1.41
12/31/02          426        .77        .77       1.76
12/31/01          111        .37        .37        .82

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05      $ 3,825        .29%       .27%      1.68%
12/31/04        4,213        .31        .30       1.39
12/31/03        4,402        .34        .34       1.45
12/31/02        3,741        .35        .35       1.43
12/31/01        5,428        .35        .35       1.53
CLASS 2
12/31/05       17,608        .54        .52       1.44
12/31/04       13,105        .56        .55       1.19
12/31/03        7,824        .59        .59       1.18
12/31/02        3,632        .60        .60       1.22
12/31/01        3,187        .60        .60       1.25
CLASS 3
12/31/05          471        .47        .45       1.50
12/31/04          537     .49/6/     .48/6/    1.24/6/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 51
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.49      $.41           $ 1.05          $ 1.46       $(.39)      $  --        $ (.39)     $16.56     9.45%
12/31/04      14.58       .39              .84            1.23        (.32)         --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29            2.70        (.35)         --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)          (1.74)       (.33)         --          (.33)      12.23   (12.19)
12/31/01      15.71       .49             (.37)            .12        (.59)       (.94)        (1.53)      14.30      .77
CLASS 2
12/31/05      15.42       .37             1.04            1.41        (.36)         --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84            1.20        (.29)         --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27            2.64        (.31)         --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18   (12.38)
12/31/01      15.67       .45             (.36)            .09        (.57)       (.94)        (1.51)      14.25      .52
CLASS 3
12/31/05      15.49       .38             1.05            1.43        (.36)         --          (.36)      16.56     9.26
12/31/04/7/   14.85       .36              .58             .94        (.30)         --          (.30)      15.49     6.38

Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.57      $.60            $(.40)          $ .20       $(.46)         --         $(.46)     $11.31     1.77%
12/31/04      11.34       .56              .10             .66        (.43)         --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78            1.35        (.42)         --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)            .43        (.46)         --          (.46)      10.41     4.26
12/31/01      10.18       .77              .08             .85        (.59)         --          (.59)      10.44     8.48
CLASS 2
12/31/05      11.48       .57             (.39)            .18        (.44)         --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09             .62        (.41)         --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78            1.31        (.40)         --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36     4.05
12/31/01      10.16       .73              .08             .81        (.57)         --          (.57)      10.40     8.15

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.89     $ .85           $ (.55)          $ .30      $ (.78)         --        $ (.78)     $12.41     2.46%
12/31/04      12.54       .84              .32            1.16        (.81)         --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12            3.02        (.92)         --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)           (.24)      (1.10)         --         (1.10)      10.44    (1.51)
12/31/01      12.25      1.17             (.23)            .94       (1.41)         --         (1.41)      11.78     8.02
CLASS 2
12/31/05      12.81       .81             (.55)            .26        (.75)         --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32            1.13        (.79)         --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12            2.98        (.90)         --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39    (1.83)
12/31/01      12.22      1.13             (.23)            .90       (1.38)         --         (1.38)      11.74     7.73
CLASS 3
12/31/05      12.87       .82             (.55)            .27        (.75)         --          (.75)      12.39     2.25
12/31/04/7/   12.79       .78              .11             .89        (.81)         --          (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.07      $.48            $(.16)          $ .32       $(.48)         --         $(.48)     $11.91     2.70%
12/31/04      12.24       .45             (.03)            .42        (.59)         --          (.59)      12.07     3.58
12/31/03      12.37       .46             (.15)            .31        (.44)         --          (.44)      12.24     2.51
12/31/02      11.87       .54              .55            1.09        (.59)         --          (.59)      12.37     9.45
12/31/01      11.73       .66              .17             .83        (.69)         --          (.69)      11.87     7.24
CLASS 2
12/31/05      12.00       .45             (.16)            .29        (.46)         --          (.46)      11.83     2.41
12/31/04      12.17       .41             (.03)            .38        (.55)         --          (.55)      12.00     3.30
12/31/03      12.31       .42             (.14)            .28        (.42)         --          (.42)      12.17     2.28
12/31/02      11.83       .50              .55            1.05        (.57)         --          (.57)      12.31     9.15
12/31/01      11.70       .62              .18             .80        (.67)         --          (.67)      11.83     7.02
CLASS 3
12/31/05      12.05       .46             (.16)            .30        (.46)         --          (.46)      11.89     2.50
12/31/04/7/   12.34       .41             (.11)            .30        (.59)         --          (.59)      12.05     2.58

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05      $  879         .35%       .32%      2.57%
12/31/04         899         .38        .37       2.64
12/31/03         911         .42        .42       3.12
12/31/02         797         .45        .45       3.31
12/31/01       1,012         .45        .45       3.30
CLASS 2
12/31/05       5,120         .60        .57       2.31
12/31/04       3,797         .62        .62       2.42
12/31/03       2,314         .67        .67       2.81
12/31/02       1,056         .70        .70       3.11
12/31/01         730         .70        .70       3.03
CLASS 3
12/31/05          76         .53        .50       2.39
12/31/04/7/       81      .55/6/     .55/6/    2.50/6/

Bond Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05      $  182         .44%       .40%      5.30%
12/31/04         195         .45        .44       4.94
12/31/03         213         .47        .47       5.19
12/31/02         218         .49        .49       6.60
12/31/01         194         .49        .49       7.38
CLASS 2
12/31/05       2,312         .69        .65       5.06
12/31/04       1,759         .70        .69       4.68
12/31/03       1,280         .72        .72       4.88
12/31/02         697         .74        .74       6.34
12/31/01         349         .74        .74       7.06

High-Income Bond Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05        $309         .50%       .46%      6.76%
12/31/04         364         .50        .50       6.74
12/31/03         411         .51        .51       7.74
12/31/02         335         .52        .52       9.55
12/31/01         403         .51        .51       9.60
CLASS 2
12/31/05         590         .75        .71       6.55
12/31/04         444         .75        .74       6.48
12/31/03         319         .76        .76       7.41
12/31/02         183         .77        .77       9.28
12/31/01         156         .76        .76       9.37
CLASS 3
12/31/05          37         .68        .64       6.58
12/31/04/7/       46      .68/6/     .68/6/    6.57/6/

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05        $252         .47%       .43%      3.99%
12/31/04         286         .47        .46       3.68
12/31/03         373         .46        .46       3.71
12/31/02         517         .47        .47       4.45
12/31/01         386         .47        .47       5.58
CLASS 2
12/31/05         341         .72        .68       3.75
12/31/04         285         .72        .71       3.42
12/31/03         273         .71        .71       3.43
12/31/02         288         .72        .72       4.14
12/31/01         137         .72        .72       5.27
CLASS 3
12/31/05          39         .65        .61       3.81
12/31/04/7/       43      .65/6/     .65/6/    3.51/6/

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.09      $.33           $--/5/           $.33       $(.11)        --           $(.11)     $11.31    2.97%
12/31/04      11.07       .11            --/5/            .11        (.09)        --            (.09)      11.09     .96
12/31/03      11.17       .07            --/5/            .07        (.17)        --            (.17)      11.07     .67
12/31/02      11.41       .14            --/5/            .14        (.38)        --            (.38)      11.17    1.24
12/31/01      11.65       .41              .01            .42        (.66)        --            (.66)      11.41    3.66
CLASS 2
12/31/05      11.05       .30            --/5/            .30        (.09)        --            (.09)      11.26    2.68
12/31/04      11.03       .08            --/5/            .08        (.06)        --            (.06)      11.05     .70
12/31/03      11.12       .05            --/5/            .05        (.14)        --            (.14)      11.03     .47
12/31/02      11.37       .11            --/5/            .11        (.36)        --            (.36)      11.12    1.00
12/31/01      11.62       .34              .05            .39        (.64)        --            (.64)      11.37    3.43
CLASS 3
12/31/05      11.07       .30            --/5/            .30        (.08)        --            (.08)      11.29    2.74
12/31/04/7/   11.07       .09            --/5/            .09        (.09)        --            (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Cash Management Fund
------------------------------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05       $ 75          .33%       .30%      2.91%
12/31/04         78          .37        .36        .96
12/31/03        103          .47        .47        .68
12/31/02        203          .46        .46       1.25
12/31/01        218          .46        .46       3.52
CLASS 2
12/31/05        153          .58        .55       2.71
12/31/04        110          .61        .61        .76
12/31/03         99          .72        .72        .42
12/31/02        133          .71        .71       1.00
12/31/01        127          .71        .71       2.99
CLASS 3
12/31/05         16          .51        .48       2.70
12/31/04/7/      20       .54/6/     .54/6/     .80/6/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2005  2004  2003  2002  2001
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund/4/                        53%   28%   30%   25%    4%
    Global Growth Fund                              26    24    27    30    38
    Global Small Capitalization Fund                47    49    51    66    65
    Growth Fund                                     29    30    34    34    31
    International Fund                              40    37    40    30    40
    New World Fund                                  26    18    19    22    31
    Blue Chip Income and Growth Fund/4/             33    13    12     8    12
    Growth-Income Fund                              20    21    21    26    34
    Asset Allocation Fund                           23    20    20    25    32
    Bond Fund                                       46    34    20    29    59
    High-Income Bond Fund                           35    38    48    45    42
    U.S. Government/AAA-Rated Securities Fund       86    68    63    53    84
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Commenced operations July 5, 2001.

/5/Amount less than one cent.

/6/Annualized.

/7/From January 16, 2004, when Class 3 shares were first issued.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 53
                                                                             ---


[LOGO OF American Funds(R)]                The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via email request to
publicinfo@sec.gov or by writing to the SEC's Public Reference
Section,Washington, D.C. 20549-0102.

If you would like to receive a free copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds at
800/421-4120 or write to the Secretary of the Series at 333 South Hope Street,
Los Angeles, California 90071.

[GRAPHIC APPEARS HERE]
Printed on recycled Paper    Litho in USA     Invested Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds    Capital Research       Capital       Capital    Capital Bank
                   and Management     International   Guardian      and Trust


[LOGO OF AMERICAN FUNDS(R)]                The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS
Class 3 shares

May 1,2006

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


American Funds Insurance Series (the "Series") consists of 14 funds, each representing a separate fully managed diversified portfolio of securities. The
14 funds are:

   Growth Fund
   International Fund
   Growth-Income Fund
   Asset Allocation Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 3 shares and is for use with the contracts that make Class 3 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of
Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000    2001     2002    2003    2004    2005
------  ------  ------  ------  -----  ------  -------  ------  ------  ------
13.15%  29.87%  35.30%  57.33%  4.53%  -18.08% -24.41%  36.90%  12.56%  16.28%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.15% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/ CPI/4/
-----------------------------------------------------------------------------------

        1 Year               16.28%   4.91%         7.96%         7.24%      3.42%
-----------------------------------------------------------------------------------
        5 Years               2.10%   0.54%         0.15%        -1.36%      2.49%
-----------------------------------------------------------------------------------
        10 Years             13.76%   9.07%         7.28%         7.26%      2.52%
-----------------------------------------------------------------------------------
        Lifetime/5/          14.75%  12.83%        10.50%        10.70%      3.05%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.33%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.18%
------------------------------------------------------------------------
            Other expenses                                        0.02%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.53%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $54    $170    $296     $665

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of
Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996   1997   1998    1999    2000     2001    2002     2003    2004    2005
------  ----- ------  ------  -------  ------  -------  ------  ------  -----
17.32%  8.86% 21.00%  76.11%  -21.99%  -19.88% -14.73%  34.88%  19.48%  21.54%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.39% (quarter ended December 31, 1999)
LOWEST  -19.64% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                             MSCI       LIPPER
AVERAGE ANNUAL               EAFE    INTERNATIONAL
TOTAL RETURNS         FUND  INDEX/1/ FUNDS INDEX/2/ CPI/3/
----------------------------------------------------------

1 year               21.54% 14.02%      15.67%      3.42%
----------------------------------------------------------
5 years               6.00%  4.94%       5.34%      2.49%
----------------------------------------------------------
10 years             11.01%  6.18%       7.74%      2.52%
----------------------------------------------------------
Lifetime/4/          10.22%  6.74%       7.85%      2.74%

/1/MSCI EAFE (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United
   States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of May 1, 1990, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.52%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.18%
------------------------------------------------------------------------
            Other expenses                                        0.05%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.75%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $77    $240    $417     $930

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of
Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000   2001    2002    2003    2004    2005
------  ------  ------  ------  -----  -----  ------  ------  ------  -----
18.51%  25.61%  18.16%  11.27%  8.05%  2.59%  -18.29  32.52%  10.46%  5.88%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.86% (quarter ended December 31, 1998)
LOWEST  -18.67% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                       LIPPER GROWTH
AVERAGE ANNUAL                          AND INCOME
TOTAL RETURNS         FUND  S&P 500/1/ FUNDS INDEX/2/ CPI/3/
------------------------------------------------------------

1 Year                5.88%   4.91%        6.82%      3.42%
------------------------------------------------------------
5 Years               5.37%   0.54%        2.92%      2.49%
------------------------------------------------------------
10 Years             10.64%   9.07%        8.47%      2.52%
------------------------------------------------------------
Lifetime/4/          12.88%  12.83%       11.42%      3.05%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available;
   therefore, lifetime results are not shown.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.28%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.18%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.47%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $48    $151    $263     $591

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of
Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998   1999   2000   2001    2002    2003    2004    2005
------  ------  ------  -----  -----  -----  -------  ------  -----   -----
15.57%  20.27%  12.93%  7.06%  4.43%  0.59%  -12.35%  21.92%  8.34%   9.26%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  12.19% (quarter ended June 30, 2003)
LOWEST  -12.32% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                                      CITIGROUP BROAD
AVERAGE ANNUAL                        INVESTMENT-GRADE
TOTAL RETURNS        FUND  S&P 500/1/  BOND INDEX/2/   CPI/3/
-------------------------------------------------------------

1 Year               9.26%   4.91%          2.57%      3.42%
-------------------------------------------------------------
5 Years              4.94%   0.54%          5.93%      2.49%
-------------------------------------------------------------
10 Years             8.37%   9.07%          6.19%      2.52%
-------------------------------------------------------------
Lifetime/4/          9.19%  10.54%          7.39%      2.83%

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are as of August 1, 1989, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.34%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.18%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.53%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $54    $170    $296     $665

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20%
of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of
Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1996   1997    1998   1999    2000   2001    2002    2003    2004    2005
 ------  ------  -----  -----  ------  -----  ------  ------   -----   -----
 13.00%  12.21%  0.26%  5.61%  -3.23%  7.82%  -1.69%  29.55%   9.66%   2.25%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.78% (quarter ended December 31, 2002)
LOWEST  -9.08% (quarter ended June 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                            CREDIT SUISSE                     LIPPER
                            FIRST BOSTON  CITIGROUP BROAD  HIGH CURRENT
AVERAGE ANNUAL               HIGH YIELD   INVESTMENT-GRADE  YIELD BOND
TOTAL RETURNS         FUND  BOND INDEX/1/  BOND INDEX/2/   FUNDS INDEX/3/ CPI/4/
--------------------------------------------------------------------------------

1 Year                2.25%     2.26%           2.57%          3.00%      3.42%
--------------------------------------------------------------------------------
5 Years               9.02%     9.83%           5.93%          6.76%      2.49%
--------------------------------------------------------------------------------
10 Years              7.18%     7.13%           6.19%          5.30%      2.52%
--------------------------------------------------------------------------------
Lifetime/5/          10.23%      N/A            8.80%          8.01%      3.05%

/1/Credit Suisse First Boston High Yield Bond Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market.
   This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/5/Lifetime results are as of February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.49%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.18%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.68%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $77    $240    $417     $930

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of
Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996   1997   1998    1999    2000   2001   2002    2003   2004    2005
  -----   -----  -----  ------  ------  -----  -----   -----  -----   -----
  2.92%   8.26%  7.99%  -0.70%  11.49%  7.05%  9.26%   2.33%  3.41%   2.50%

The fund's highest/lowest quarterly results during this time period were:

               (quarter ended September
HIGHEST  4.52% 30, 2001)
LOWEST  -2.05% (quarter ended March 31, 1996)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

                           CITIGROUP
                           TREASURY/
                             GOVT.
                           SPONSORED/
AVERAGE ANNUAL              MORTGAGE
TOTAL RETURNS        FUND   INDEX/1/  CPI/2/
--------------------------------------------

1 year               2.50%   2.71%     3.42%
--------------------------------------------
5 years              4.87%   5.46%     2.49%
--------------------------------------------
10 years             5.39%   6.04%     2.52%
--------------------------------------------
Lifetime/3/          6.98%   7.88%     2.99%

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/3/Lifetime results are as of December 2, 1985, the date the fund began investment operations.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.46%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.18%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.65%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $66    $208    $362     $810

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of
Class 3 shares because both classes invest in the same portfolio of securities.

                                    [CHART]
Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1996    1997    1998    1999     2000    2001    2002    2003    2004    2005
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
4.89%   4.97%   4.96%   4.64%    5.85%   3.48%   1.06%   0.49%   0.77%   2.74%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.52% (quarter ended December 31, 2000)
LOWEST  0.04% (quarter ended September 30, 2003)

The fund's cumulative total return for the three months ended March 31, 2006,
was   %.

For periods ended December 31, 2005:

AVERAGE ANNUAL
TOTAL RETURNS        FUND
--------------------------

1 year               2.74%
--------------------------
5 years              1.70%
--------------------------
10 years             3.37%
--------------------------
Lifetime*            4.74%

*Lifetime results are as of February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.18%
------------------------------------------------------------------------
            Other expenses                                        0.01%
------------------------------------------------------------------------
            Total annual fund operating expenses*                 0.51%

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $52    $164    $285     $640

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---


The primary individual portfolio counselors for each of the funds are:

                                                            PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE  ADVISER (OR AFFILIATE) AND    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)              INVESTMENT EXPERIENCE        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

 JAMES K. DUNTON             Growth-Income Fund -- 22       Senior Vice President and      An equity portfolio counselor
 VICE CHAIRMAN OF THE BOARD  years (since the fund's        Director, Capital Research     for Growth-Income Fund and
                             inception)                     and Management Company         Blue Chip Income and Growth
                             Blue Chip Income and Growth    Investment professional for    Fund
                             Fund -- 5 years (since the     44 years, all with Capital
                             fund's inception)              Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            Growth-Income Fund -- 1 year   Senior Vice President,         An equity portfolio counselor
 PRESIDENT AND TRUSTEE                                      Capital Research and           for Growth-Income Fund
                                                            Management Company
                                                            Investment professional for
                                                            21 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
 ALAN N. BERRO               Asset Allocation Fund -- 6     Vice President, Capital        An equity portfolio counselor
 SENIOR VICE PRESIDENT       years                          Research and Management        for Asset Allocation Fund
                                                            Company
                                                            Investment professional for
                                                            20 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE          Bond Fund -- 10 years (since   Senior Vice President and      A fixed-income portfolio
 SENIOR VICE PRESIDENT       the fund's inception)          Director, Capital Research     counselor for Bond Fund and
                             High-Income Bond Fund -- 8     and Management Company         High-Income Bond Fund
                             years                          Investment professional for
                                                            54 years in total; 39 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 JOHN H. SMET                Bond Fund -- 10 years (since   Senior Vice President,         A fixed-income portfolio
 SENIOR VICE PRESIDENT       the fund's inception)          Capital Research and           counselor for Bond Fund and
                             U.S. Government/AAA-Rated      Management Company             U.S. Government/AAA-Rated
                             Securities Fund -- 14 years    Investment professional for    Securities Fund
                                                            24 years in total; 23 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON       Growth-Income Fund -- 12       Senior Vice President,         An equity portfolio counselor
 VICE PRESIDENT              years (plus 5 years of prior   Capital Research and           for Growth-Income Fund and
                             experience as an investment    Management Company             Global Discovery Fund
                             analyst for the fund)          Investment professional for
                             Global Discovery Fund -- 5     33 years in total; 31 years
                             years (since the fund's        with Capital Research and
                             inception)                     Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE          Global Growth Fund -- 9 years  Chairman, Capital Research     An equity portfolio counselor
 VICE PRESIDENT              (since the fund's inception)   Company                        for Global Growth Fund and
                             International Fund -- 12 years Investment professional for    New World Fund and a non-U.S.
                             New World Fund -- 7 years      21 years, all with Capital     equity portfolio counselor
                             (since the fund's inception)   Research and Management        for International Fund
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             High-Income Bond Fund -- 11    Senior Vice President,         A fixed-income portfolio
 VICE PRESIDENT              years (plus 2 years of prior   Capital Research Company       counselor for High-Income
                             experience as an investment    Investment professional for    Bond Fund and Asset
                             analyst for the fund)          18 years in total; 16 years    Allocation Fund
                             Asset Allocation Fund -- 6     with Capital Research and
                             years                          Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            High-Income Bond Fund -- 13    Senior Vice President,         A fixed-income portfolio
                             years                          Capital Research and           counselor for High-Income
                             New World Fund -- 7 years      Management Company             Bond Fund, New World Fund and
                             (since the fund's inception)   Investment professional for    Bond Fund
                             Bond Fund -- 8 years           25 years in total; 18 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 DONNALISA BARNUM            Growth Fund -- 3 years         Senior Vice President,         An equity portfolio counselor
                                                            Capital Research Company       for Growth Fund
                                                            Investment professional for
                                                            25 years in total; 20 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD             Global Small Capitalization    Senior Vice President and      An equity portfolio counselor
                             Fund --                        Director, Capital Research     (primarily U.S.) for Global
                             8 years (since the fund's      and Management Company         Small Capitalization Fund,
                             inception)                     Investment professional for    Growth Fund and Global
                             Growth Fund -- 12 years (plus  35 years, all with Capital     Discovery Fund
                             5 years of prior experience    Research and Management
                             as an investment analyst for   Company or affiliate
                             the fund)
                             Global Discovery
                             Fund -- 1 year
-------------------------------------------------------------------------------------------------------------------------
 MARK H. DALZELL             Bond Fund -- 1 year            Senior Vice President,         [to be provided]
                                                            Capital Research Company
                                                            Investment professional for
                                                            28 years in total; 18 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
 MARK E. DENNING             Global Small Capitalization    Director, Capital Research     An equity portfolio counselor
                             Fund --                        and Management Company         (primarily non-U.S.) for
                             8 years (since the fund's      Investment professional for    Global Small Capitalization
                             inception)                     24 years, all with Capital     Fund and Global Discovery Fund
                             Global Discovery               Research and Management
                             Fund -- 1 year                 Company or affiliate

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                            PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE  ADVISER (OR AFFILIATE) AND    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)              INVESTMENT EXPERIENCE        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

    J. BLAIR FRANK           Global Small Capitalization    Vice President, Capital        An equity portfolio counselor
                             Fund --                        Research Company               (primarily U.S.) for Global
                             3 years                        Investment professional for    Small Capitalization Fund and
                             Growth Fund -- 6 years (plus   13 years in total; 12 years    an equity portfolio counselor
                             3 years of prior experience    with Capital Research and      for
                             as an investment analyst for   Management Company or          Growth Fund
                             the fund)                      affiliate
-------------------------------------------------------------------------------------------------------------------------
    NICK J. GRACE            Global Growth Fund -- 4 years  Senior Vice President,         An equity portfolio counselor
                             (plus 4 years of prior         Capital Research Company       for Global Growth Fund
                             experience as an investment    Investment professional for
                             analyst for the fund)          16 years in total; 12 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    J. DALE HARVEY           Blue Chip Income and Growth    Vice President, Capital        An equity portfolio counselor
                             Fund -- 1 year                 Research and Management        for Blue Chip Income and
                                                            Company                        Growth Fund
                                                            Investment professional for
                                                            17 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ALWYN W. HEONG           International Fund -- 10 years Senior Vice President and      A non-U.S. equity portfolio
                                                            Director, Capital Research     counselor for International
                                                            Company                        Fund
                                                            Investment professional for
                                                            18 years in total; 14 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH           U.S. Government/AAA-Rated      Vice President, Capital        A fixed-income portfolio
                             Securities Fund -- 9 years     International Research, Inc.   counselor for U.S.
                                                            Investment professional for    Government/AAA-Rated
                                                            19 years in total; 16 years    Securities Fund
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    CARL M. KAWAJA           New World Fund -- 7 years      Senior Vice President,         An equity portfolio counselor
                             (since the fund's inception)   Capital Research Company       for New World Fund
                                                            Investment professional for
                                                            18 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL T. KERR          Asset Allocation Fund -- 1     Vice President, Capital        An equity portfolio counselor
                             year                           Research and Management        for Asset Allocation Fund
                             Growth Fund -- 1 year          Company
                                                            Investment professional for
                                                            23 years in total; 21 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    SUNG LEE                 International Fund -- less     Executive Vice President and   [to be provided]
                             than 1 year                    Director, Capital Research
                                                            Company
                                                            Investment professional for
                                                            12 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL D. LOCKE         U.S. Government/AAA-Rated      Vice President, Capital        A fixed-income portfolio
                             Securities Fund -- 3 years     Research Company               counselor for U.S.
                             (plus 6 years of prior         Investment professional for    Government/AAA-Rated
                             experience as an investment    11 years in total; 10 years    Securities Fund
                             analyst for the fund)          with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    JAMES R. MULALLY         Asset Allocation Fund -- less  Senior Vice President,         [to be provided]
                             than 1 year                    Capital International Limited
                                                            Investment professional for
                                                            30 years in total; 26 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    RONALD B. MORROW         Growth Fund -- 3 years (plus   Senior Vice President,         An equity portfolio counselor
                             6 years of prior experience    Capital Research Company       for Growth Fund
                             as an investment analyst for   Investment professional for
                             the fund)                      38 years in total; 9 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ROBERT G. O'DONNELL      Growth-Income Fund -- 16       Senior Vice President and      An equity portfolio counselor
                             years (plus 1 year of prior    Director, Capital Research     for Growth-Income Fund
                             experience as an investment    and Management Company
                             analyst for the fund)          Investment professional for
                                                            34 years in total; 31 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    C. ROSS SAPPENFIELD      Growth-Income Fund -- 7 years  Vice President, Capital        An equity portfolio counselor
                             Blue Chip Income and Growth    Research and Management        for Growth-Income Fund and
                             Fund -- 5 years (since the     Company                        Blue Chip Income and Growth
                             fund's inception)              Investment professional for    Fund
                                                            14 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 4 years  Senior Vice President and      An equity portfolio counselor
                             (plus 4 years of prior         Director, Capital Research     for Global Growth Fund
                             experience as an investment    Company
                             analyst for the fund)          Investment professional for
                                                            19 years in total; 16 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts. All such shares may be purchased or redeemed by the separate accounts at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts.

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of fund's shares may lead to increased costs to that fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Series' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management
Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service
Company, the Series' transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA
re-characterizations, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the portfolio securities of Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund and World Growth and
Income Fund (collectively, the "International Funds"), the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the International Funds.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract expenses. If reflected, results would be lower.

                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Global Discovery Fund/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.79      $.14           $ 1.05          $ 1.19      $(.11)        $(.24)        $(.35)    $11.63    11.07%
12/31/04       9.94       .08              .98            1.06       (.09)         (.12)         (.21)     10.79    10.72
12/31/03       7.26       .05             2.67            2.72       (.04)           --          (.04)      9.94    37.41
12/31/02       9.30       .06            (2.05)          (1.99)      (.05)           --          (.05)      7.26   (21.41)
12/31/01      10.00       .04             (.70)           (.66)      (.04)           --          (.04)      9.30    (6.65)
CLASS 2
12/31/05      10.76       .11             1.05            1.16       (.09)         (.24)         (.33)     11.59    10.80
12/31/04       9.92       .06              .97            1.03       (.07)         (.12)         (.19)     10.76    10.43
12/31/03       7.25       .02             2.67            2.69       (.02)           --          (.02)      9.92    37.11
12/31/02       9.30       .04            (2.05)          (2.01)      (.04)           --          (.04)      7.25   (21.67)
12/31/01      10.00       .02             (.69)           (.67)      (.03)           --          (.03)      9.30    (6.71)

Global Growth Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.31      $.28           $ 2.19          $ 2.47      $(.15)       $   --        $ (.15)    $19.63    14.37%
12/31/04      15.30       .18             1.92            2.10       (.09)           --          (.09)     17.31    13.80
12/31/03      11.35       .12             3.91            4.03       (.08)           --          (.08)     15.30    35.63
12/31/02      13.42       .09            (2.02)          (1.93)      (.14)           --          (.14)     11.35   (14.46)
12/31/01      17.25       .18            (2.50)          (2.32)      (.15)        (1.36)        (1.51)     13.42   (13.99)
CLASS 2
12/31/05      17.23       .23             2.18            2.41       (.12)           --          (.12)     19.52    14.07
12/31/04      15.25       .14             1.91            2.05       (.07)           --          (.07)     17.23    13.49
12/31/03      11.32       .09             3.89            3.98       (.05)           --          (.05)     15.25    35.27
12/31/02      13.38       .06            (2.01)          (1.95)      (.11)           --          (.11)     11.32   (14.64)
12/31/01      17.21       .13            (2.49)          (2.36)      (.11)        (1.36)        (1.47)     13.38   (14.22)

Global Small Capitalization Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.14     $ .13           $ 4.23          $ 4.36      $(.21)        $  --         $(.21)    $21.29    25.66%
12/31/04      14.15       .02             2.97            2.99         --            --            --      17.14    21.13
12/31/03       9.27     --/5/             4.97            4.97       (.09)           --          (.09)     14.15    53.92
12/31/02      11.52     --/5/            (2.15)          (2.15)      (.10)           --          (.10)      9.27   (18.83)
12/31/01      14.28       .03            (1.81)          (1.78)      (.13)         (.85)         (.98)     11.52   (12.63)
CLASS 2
12/31/05      17.02       .09             4.19            4.28       (.18)           --          (.18)     21.12    25.35
12/31/04      14.08      (.01)            2.95            2.94         --            --            --      17.02    20.88
12/31/03       9.23      (.03)            4.95            4.92       (.07)           --          (.07)     14.08    53.53
12/31/02      11.48      (.02)           (2.15)          (2.17)      (.08)           --          (.08)      9.23   (19.05)
12/31/01      14.24     --/5/            (1.80)          (1.80)      (.11)         (.85)         (.96)     11.48   (12.85)

Growth Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $51.39      $.46          $  8.00         $  8.46      $(.49)      $    --       $  (.49)    $59.36    16.50%
12/31/04      45.74       .32             5.51            5.83       (.18)           --          (.18)     51.39    12.75
12/31/03      33.47       .16            12.26           12.42       (.15)           --          (.15)     45.74    37.15
12/31/02      44.30       .12           (10.87)         (10.75)      (.08)           --          (.08)     33.47   (24.27)
12/31/01      73.51       .18           (11.99)         (11.81)      (.41)       (16.99)       (17.40)     44.30   (17.93)
CLASS 2
12/31/05      51.10       .34             7.92            8.26       (.38)           --          (.38)     58.98    16.19
12/31/04      45.50       .23             5.45            5.68       (.08)           --          (.08)     51.10    12.50
12/31/03      33.29       .06            12.19           12.25       (.04)           --          (.04)     45.50    36.80
12/31/02      44.09       .03           (10.82)         (10.79)      (.01)           --          (.01)     33.29   (24.46)
12/31/01      73.28       .04           (11.94)         (11.90)      (.30)       (16.99)       (17.29)     44.09   (18.15)
CLASS 3
12/31/05      51.38       .37             7.98            8.35       (.39)           --          (.39)     59.34    16.28
12/31/04/7/   47.74       .24             3.50            3.74       (.10)           --          (.10)     51.38     7.85

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Global Discovery Fund/4/
--------------------------------------------------------------------------------
CLASS 1
12/31/05          $22        .61%       .56%      1.27%
12/31/04           20        .61        .60        .81
12/31/03           17        .61        .61        .55
12/31/02           10        .61        .61        .69
12/31/01           12        .31        .31        .42
CLASS 2
12/31/05           89        .86        .81       1.04
12/31/04           51        .86        .85        .60
12/31/03           24        .86        .86        .28
12/31/02            9        .86        .86        .48
12/31/01            4        .42        .42        .21

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05       $  206        .62%       .57%      1.56%
12/31/04          202        .65        .64       1.15
12/31/03          188        .70        .70        .94
12/31/02          152        .71        .71        .73
12/31/01          215        .70        .70       1.24
CLASS 2
12/31/05        2,617        .87        .82       1.30
12/31/04        1,796        .90        .89        .92
12/31/03        1,082        .95        .95        .68
12/31/02          592        .96        .96        .48
12/31/01          600        .95        .95        .88

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/05       $  231        .79%       .73%       .72%
12/31/04          193        .81        .80        .15
12/31/03          163        .83        .83       (.03)
12/31/02          108        .84        .84        .04
12/31/01          149        .83        .83        .21
CLASS 2
12/31/05        1,977       1.04        .97        .49
12/31/04        1,198       1.06       1.05       (.07)
12/31/03          665       1.08       1.08       (.28)
12/31/02          290       1.09       1.09       (.20)
12/31/01          274       1.08       1.08       (.05)

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05      $ 3,709        .35%       .32%       .87%
12/31/04        3,744        .36        .36        .68
12/31/03        3,877        .39        .39        .41
12/31/02        3,195        .40        .40        .30
12/31/01        5,207        .38        .38        .34
CLASS 2
12/31/05       18,343        .60        .57        .64
12/31/04       12,055        .61        .61        .50
12/31/03        7,107        .64        .64        .16
12/31/02        3,009        .65        .65        .07
12/31/01        2,937        .63        .63        .07
CLASS 3
12/31/05          499        .53        .50        .69
12/31/04/7/       516     .54/6/     .53/6/     .54/6/

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

International Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.82      $.32           $ 3.11          $ 3.43      $(.29)       $   --       $ (.29)     $18.96    21.75%
12/31/04      13.41       .22             2.41            2.63       (.22)           --         (.22)      15.82    19.66
12/31/03      10.07       .15             3.38            3.53       (.19)           --         (.19)      13.41    35.12
12/31/02      12.02       .15            (1.90)          (1.75)      (.20)           --         (.20)      10.07   (14.58)
12/31/01      20.59       .22            (3.79)          (3.57)      (.20)        (4.80)       (5.00)      12.02   (19.73)
CLASS 2
12/31/05      15.79       .28             3.11            3.39       (.26)           --         (.26)      18.92    21.50
12/31/04      13.39       .18             2.41            2.59       (.19)           --         (.19)      15.79    19.32
12/31/03      10.05       .12             3.37            3.49       (.15)           --         (.15)      13.39    34.85
12/31/02      11.97       .12            (1.89)          (1.77)      (.15)           --         (.15)      10.05   (14.84)
12/31/01      20.54       .15            (3.76)          (3.61)      (.16)        (4.80)       (4.96)      11.97   (19.89)
CLASS 3
12/31/05      15.82       .29             3.11            3.40       (.26)           --         (.26)      18.96    21.54
12/31/04/7/   13.76       .20             2.05            2.25       (.19)           --         (.19)      15.82    16.45

New World Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $13.96      $.33           $ 2.58          $ 2.91      $(.20)       $   --        $(.20)     $16.67    21.10%
12/31/04      11.99       .23             2.01            2.24       (.27)           --         (.27)      13.96    19.07
12/31/03       8.76       .21             3.21            3.42       (.19)           --         (.19)      11.99    39.56
12/31/02       9.44       .20             (.70)           (.50)      (.18)           --         (.18)       8.76    (5.45)
12/31/01       9.85       .24             (.63)           (.39)      (.02)           --         (.02)       9.44    (3.99)
CLASS 2
12/31/05      13.89       .29             2.56            2.85       (.18)           --         (.18)      16.56    20.74
12/31/04      11.94       .19             2.01            2.20       (.25)           --         (.25)      13.89    18.80
12/31/03       8.73       .19             3.19            3.38       (.17)           --         (.17)      11.94    39.18
12/31/02       9.41       .18             (.70)           (.52)      (.16)           --         (.16)       8.73    (5.66)
12/31/01       9.84       .21             (.62)           (.41)      (.02)           --         (.02)       9.41    (4.19)

Blue Chip Income and Growth Fund/4/
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.26      $.18            $ .59           $ .77      $(.12)       $   --        $(.12)     $10.91     7.57%
12/31/04       9.41       .15              .78             .93       (.08)           --         (.08)      10.26     9.94
12/31/03       7.17       .13             2.11            2.24         --            --           --        9.41    31.24
12/31/02       9.43       .16            (2.32)          (2.16)      (.10)           --         (.10)       7.17   (22.93)
12/31/01      10.00       .09             (.61)           (.52)      (.05)           --         (.05)       9.43    (5.23)
CLASS 2
12/31/05      10.20       .15              .58             .73       (.10)           --         (.10)      10.83     7.24
12/31/04       9.36       .13              .78             .91       (.07)           --         (.07)      10.20     9.74
12/31/03       7.16       .11             2.09            2.20         --            --           --        9.36    30.73
12/31/02       9.41       .14            (2.30)          (2.16)      (.09)           --         (.09)       7.16   (23.07)
12/31/01      10.00       .08             (.63)           (.55)      (.04)           --         (.04)       9.41    (5.38)

Growth-Income Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $36.81      $.62           $ 1.61          $ 2.23      $(.58)      $  (.15)      $ (.73)     $38.31     6.08%
12/31/04      33.61       .48             3.09            3.57       (.37)           --         (.37)      36.81    10.66
12/31/03      25.63       .42             7.96            8.38       (.40)           --         (.40)      33.61    32.76
12/31/02      31.70       .41            (6.16)          (5.75)      (.32)           --         (.32)      25.63   (18.15)
12/31/01      35.23       .51              .49            1.00       (.73)        (3.80)       (4.53)      31.70     2.78
CLASS 2
12/31/05      36.64       .53             1.60            2.13       (.50)         (.15)        (.65)      38.12     5.83
12/31/04      33.48       .41             3.06            3.47       (.31)           --         (.31)      36.64    10.37
12/31/03      25.52       .34             7.92            8.26       (.30)           --         (.30)      33.48    32.43
12/31/02      31.58       .35            (6.14)          (5.79)      (.27)           --         (.27)      25.52   (18.34)
12/31/01      35.13       .41              .52             .93       (.68)        (3.80)       (4.48)      31.58     2.56
CLASS 3
12/31/05      36.80       .56             1.61            2.17       (.51)         (.15)        (.66)      38.31     5.88
12/31/04      34.64       .41             2.07            2.48       (.32)           --         (.32)      36.80     7.18

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05       $1,599        .57%       .52%      1.92%
12/31/04        1,495        .60        .59       1.54
12/31/03        1,431        .63        .63       1.40
12/31/02        1,236        .63        .63       1.35
12/31/01        1,772        .61        .61       1.41
CLASS 2
12/31/05        4,790        .82        .77       1.64
12/31/04        2,752        .84        .83       1.27
12/31/03        1,385        .88        .88       1.08
12/31/02          636        .88        .88       1.05
12/31/01          628        .86        .86       1.04
CLASS 3
12/31/05          116        .75        .70       1.74
12/31/04/7/       115     .77/6/     .77/6/    1.45/6/

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05         $ 88        .92%       .85%      2.22%
12/31/04           63        .93        .92       1.81
12/31/03           47        .92        .92       2.15
12/31/02           35        .91        .91       2.14
12/31/01           37        .91        .91       2.54
CLASS 2
12/31/05          677       1.17       1.10       1.97
12/31/04          373       1.18       1.17       1.57
12/31/03          224       1.17       1.17       1.90
12/31/02          124       1.16       1.16       1.89
12/31/01          116       1.16       1.16       2.25

Blue Chip Income and Growth Fund/4/
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/05       $  135        .45%       .41%      1.73%
12/31/04          129        .46        .46       1.60
12/31/03          107        .52        .50       1.67
12/31/02           54        .52        .52       1.89
12/31/01           49        .25        .25        .93
CLASS 2
12/31/05        3,029        .70        .66       1.48
12/31/04        2,349        .71        .70       1.37
12/31/03        1,490        .76        .74       1.41
12/31/02          426        .77        .77       1.76
12/31/01          111        .37        .37        .82

Growth-Income Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05      $ 3,825        .29%       .27%      1.68%
12/31/04        4,213        .31        .30       1.39
12/31/03        4,402        .34        .34       1.45
12/31/02        3,741        .35        .35       1.43
12/31/01        5,428        .35        .35       1.53
CLASS 2
12/31/05       17,608        .54        .52       1.44
12/31/04       13,105        .56        .55       1.19
12/31/03        7,824        .59        .59       1.18
12/31/02        3,632        .60        .60       1.22
12/31/01        3,187        .60        .60       1.25
CLASS 3
12/31/05          471        .47        .45       1.50
12/31/04          537     .49/6/     .48/6/    1.24/6/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.49      $.41           $ 1.05          $ 1.46       $(.39)      $  --        $ (.39)     $16.56     9.45%
12/31/04      14.58       .39              .84            1.23        (.32)         --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29            2.70        (.35)         --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)          (1.74)       (.33)         --          (.33)      12.23   (12.19)
12/31/01      15.71       .49             (.37)            .12        (.59)       (.94)        (1.53)      14.30      .77
CLASS 2
12/31/05      15.42       .37             1.04            1.41        (.36)         --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84            1.20        (.29)         --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27            2.64        (.31)         --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18   (12.38)
12/31/01      15.67       .45             (.36)            .09        (.57)       (.94)        (1.51)      14.25      .52
CLASS 3
12/31/05      15.49       .38             1.05            1.43        (.36)         --          (.36)      16.56     9.26
12/31/04/7/   14.85       .36              .58             .94        (.30)         --          (.30)      15.49     6.38

Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.57      $.60            $(.40)          $ .20       $(.46)         --         $(.46)     $11.31     1.77%
12/31/04      11.34       .56              .10             .66        (.43)         --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78            1.35        (.42)         --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)            .43        (.46)         --          (.46)      10.41     4.26
12/31/01      10.18       .77              .08             .85        (.59)         --          (.59)      10.44     8.48
CLASS 2
12/31/05      11.48       .57             (.39)            .18        (.44)         --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09             .62        (.41)         --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78            1.31        (.40)         --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36     4.05
12/31/01      10.16       .73              .08             .81        (.57)         --          (.57)      10.40     8.15

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.89     $ .85           $ (.55)          $ .30      $ (.78)         --        $ (.78)     $12.41     2.46%
12/31/04      12.54       .84              .32            1.16        (.81)         --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12            3.02        (.92)         --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)           (.24)      (1.10)         --         (1.10)      10.44    (1.51)
12/31/01      12.25      1.17             (.23)            .94       (1.41)         --         (1.41)      11.78     8.02
CLASS 2
12/31/05      12.81       .81             (.55)            .26        (.75)         --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32            1.13        (.79)         --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12            2.98        (.90)         --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39    (1.83)
12/31/01      12.22      1.13             (.23)            .90       (1.38)         --         (1.38)      11.74     7.73
CLASS 3
12/31/05      12.87       .82             (.55)            .27        (.75)         --          (.75)      12.39     2.25
12/31/04/7/   12.79       .78              .11             .89        (.81)         --          (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.07      $.48            $(.16)          $ .32       $(.48)         --         $(.48)     $11.91     2.70%
12/31/04      12.24       .45             (.03)            .42        (.59)         --          (.59)      12.07     3.58
12/31/03      12.37       .46             (.15)            .31        (.44)         --          (.44)      12.24     2.51
12/31/02      11.87       .54              .55            1.09        (.59)         --          (.59)      12.37     9.45
12/31/01      11.73       .66              .17             .83        (.69)         --          (.69)      11.87     7.24
CLASS 2
12/31/05      12.00       .45             (.16)            .29        (.46)         --          (.46)      11.83     2.41
12/31/04      12.17       .41             (.03)            .38        (.55)         --          (.55)      12.00     3.30
12/31/03      12.31       .42             (.14)            .28        (.42)         --          (.42)      12.17     2.28
12/31/02      11.83       .50              .55            1.05        (.57)         --          (.57)      12.31     9.15
12/31/01      11.70       .62              .18             .80        (.67)         --          (.67)      11.83     7.02
CLASS 3
12/31/05      12.05       .46             (.16)            .30        (.46)         --          (.46)      11.89     2.50
12/31/04/7/   12.34       .41             (.11)            .30        (.59)         --          (.59)      12.05     2.58

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Asset Allocation Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05      $  879         .35%       .32%      2.57%
12/31/04         899         .38        .37       2.64
12/31/03         911         .42        .42       3.12
12/31/02         797         .45        .45       3.31
12/31/01       1,012         .45        .45       3.30
CLASS 2
12/31/05       5,120         .60        .57       2.31
12/31/04       3,797         .62        .62       2.42
12/31/03       2,314         .67        .67       2.81
12/31/02       1,056         .70        .70       3.11
12/31/01         730         .70        .70       3.03
CLASS 3
12/31/05          76         .53        .50       2.39
12/31/04/7/       81      .55/6/     .55/6/    2.50/6/

Bond Fund
-------------------------------------------------------------------
CLASS 1
12/31/05      $  182         .44%       .40%      5.30%
12/31/04         195         .45        .44       4.94
12/31/03         213         .47        .47       5.19
12/31/02         218         .49        .49       6.60
12/31/01         194         .49        .49       7.38
CLASS 2
12/31/05       2,312         .69        .65       5.06
12/31/04       1,759         .70        .69       4.68
12/31/03       1,280         .72        .72       4.88
12/31/02         697         .74        .74       6.34
12/31/01         349         .74        .74       7.06

High-Income Bond Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05        $309         .50%       .46%      6.76%
12/31/04         364         .50        .50       6.74
12/31/03         411         .51        .51       7.74
12/31/02         335         .52        .52       9.55
12/31/01         403         .51        .51       9.60
CLASS 2
12/31/05         590         .75        .71       6.55
12/31/04         444         .75        .74       6.48
12/31/03         319         .76        .76       7.41
12/31/02         183         .77        .77       9.28
12/31/01         156         .76        .76       9.37
CLASS 3
12/31/05          37         .68        .64       6.58
12/31/04/7/       46      .68/6/     .68/6/    6.57/6/

U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05        $252         .47%       .43%      3.99%
12/31/04         286         .47        .46       3.68
12/31/03         373         .46        .46       3.71
12/31/02         517         .47        .47       4.45
12/31/01         386         .47        .47       5.58
CLASS 2
12/31/05         341         .72        .68       3.75
12/31/04         285         .72        .71       3.42
12/31/03         273         .71        .71       3.43
12/31/02         288         .72        .72       4.14
12/31/01         137         .72        .72       5.27
CLASS 3
12/31/05          39         .65        .61       3.81
12/31/04/7/       43      .65/6/     .65/6/    3.51/6/

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.09      $.33           $--/5/           $.33       $(.11)        --           $(.11)     $11.31    2.97%
12/31/04      11.07       .11            --/5/            .11        (.09)        --            (.09)      11.09     .96
12/31/03      11.17       .07            --/5/            .07        (.17)        --            (.17)      11.07     .67
12/31/02      11.41       .14            --/5/            .14        (.38)        --            (.38)      11.17    1.24
12/31/01      11.65       .41              .01            .42        (.66)        --            (.66)      11.41    3.66
CLASS 2
12/31/05      11.05       .30            --/5/            .30        (.09)        --            (.09)      11.26    2.68
12/31/04      11.03       .08            --/5/            .08        (.06)        --            (.06)      11.05     .70
12/31/03      11.12       .05            --/5/            .05        (.14)        --            (.14)      11.03     .47
12/31/02      11.37       .11            --/5/            .11        (.36)        --            (.36)      11.12    1.00
12/31/01      11.62       .34              .05            .39        (.64)        --            (.64)      11.37    3.43
CLASS 3
12/31/05      11.07       .30            --/5/            .30        (.08)        --            (.08)      11.29    2.74
12/31/04/7/   11.07       .09            --/5/            .09        (.09)        --            (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Cash Management Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/05       $ 75          .33%       .30%      2.91%
12/31/04         78          .37        .36        .96
12/31/03        103          .47        .47        .68
12/31/02        203          .46        .46       1.25
12/31/01        218          .46        .46       3.52
CLASS 2
12/31/05        153          .58        .55       2.71
12/31/04        110          .61        .61        .76
12/31/03         99          .72        .72        .42
12/31/02        133          .71        .71       1.00
12/31/01        127          .71        .71       2.99
CLASS 3
12/31/05         16          .51        .48       2.70
12/31/04/7/      20       .54/6/     .54/6/     .80/6/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2005  2004  2003  2002  2001
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund/4/                        53%   28%   30%   25%    4%
    Global Growth Fund                              26    24    27    30    38
    Global Small Capitalization Fund                47    49    51    66    65
    Growth Fund                                     29    30    34    34    31
    International Fund                              40    37    40    30    40
    New World Fund                                  26    18    19    22    31
    Blue Chip Income and Growth Fund/4/             33    13    12     8    12
    Growth-Income Fund                              20    21    21    26    34
    Asset Allocation Fund                           23    20    20    25    32
    Bond Fund                                       46    34    20    29    59
    High-Income Bond Fund                           35    38    48    45    42
    U.S. Government/AAA-Rated Securities Fund       86    68    63    53    84
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Commenced operations July 5, 2001.

/5/Amount less than one cent.

/6/Annualized.

/7/From January 16, 2004, when Class 3 shares were first issued.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


[LOGO OF American Funds(R)]                The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via email request to
publicinfo@sec.gov or by writing to the SEC's Public Reference
Section,Washington, D.C. 20549-0102.

If you would like to receive a free copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds at
800/421-4120 or write to the Secretary of the Series at 333 South Hope Street,
Los Angeles, California 90071.

[GRAPHIC APPEARS HERE]
Printed on recycled Paper    Litho in USA     Invested Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds    Capital Research       Capital       Capital    Capital Bank
                   and Management     International   Guardian      and Trust


                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                  May 1, 2006

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May
1, 2006. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------

Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund invests primarily in stocks of companies in the services and information areas of the global economy.

     .    The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     .    The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Non-U.S. securities

     .
          Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") or below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in nonconvertible debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 2

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2.0 billion.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in the
          S&P 500 Composite Index.

     Debt securities

     .    The fund may invest up to 10% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in nonconvertible debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 3

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in nonconvertible debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    The fund invests primarily in common stocks of larger, more established companies based in the United States.

     Equity securities

     .    The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality; and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

     Non-U.S. securities

     .    The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies that are listed or traded in the United
          States.

                   American Funds Insurance Series -- Page 4

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     .    The fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.
WORLD GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Non-U.S. securities

     .    The fund expects to invest a majority of its assets outside the United
          States.  For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

                   American Funds Insurance Series -- Page 5

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     Equity securities

     .    The fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund may not purchase other equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities or received in exchange for debt securities.

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A or better by Moody's or
          S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa or better by
          Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund may invest up to 35% of its assets in debt securities rated
          Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

                   American Funds Insurance Series -- Page 6

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba or below by Moody's or BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Non-U.S. securities

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

                   American Funds Insurance Series -- Page 7

     Non-U.S. securities

     .
          The fund may invest up to 35% of its assets in U.S. dollar-denominated securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or
          Canadian entities.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

                   American Funds Insurance Series -- Page 8

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Growth-Income Fund and Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to

                   American Funds Insurance Series -- Page 9

concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S.
investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond
Fund may invest in companies that have not publicly offered their securities.
Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public.
Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, World Growth and
Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may
invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility;
differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and western Europe. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

                   American Funds Insurance Series -- Page 10

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are
U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds'
     investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading

                   American Funds Insurance Series -- Page 11

     volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.
     There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS -- New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan.
     The underlying loans may be secured or unsecured, and will vary in term and legal structure.

                   American Funds Insurance Series -- Page 12

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, World
Growth and Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond
Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue Chip Income and Growth Fund and Growth-Income Fund do not
currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S.
dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission.

Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the
U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission
("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S.
dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

                   American Funds Insurance Series -- Page 13

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.

Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S.
Government/AAA-Rated Securities Fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date.
The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into

                   American Funds Insurance Series -- Page 14

repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees

                   American Funds Insurance Series -- Page 15

     do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be

                   American Funds Insurance Series -- Page 16

issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, High-Income Bond
Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal.
The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and are subject to cash flow dependency, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

                   American Funds Insurance Series -- Page 17

"Short-term bank obligations" can include certificates of deposit
(interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

RESTRICTED SECURITIES AND LIQUIDITY -- The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- New World Fund (as previously described),
Bond Fund and High-Income Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation.
As a result, a fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event

                   American Funds Insurance Series -- Page 18

of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

REVERSE REPURCHASE AGREEMENTS -- Bond Fund and U.S. Government/AAA-Rated
Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.

LOANS OF PORTFOLIO SECURITIES -- Asset Allocation Fund, Bond Fund, High-Income
Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio

                   American Funds Insurance Series -- Page 19

securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Under certain market conditions, the investment policies of Asset Allocation
Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities
Fund may result in higher portfolio turnover than those of the other funds, although, other than Cash Management Fund, no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal
100% if each security in the fund's portfolio were replaced once per year. See
"Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The Series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.

INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL
SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE
CHIP INCOME AND GROWTH FUND, GROWTH-INCOME FUND, WORLD GROWTH AND INCOME FUND,
ASSET ALLOCATION FUND, BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund,
Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth
Fund, World Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund,
Bond Fund and High-Income Bond Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the

                   American Funds Insurance Series -- Page 20

U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5.   Purchase commodities or commodity contracts; except that Global Discovery
Fund, Global Small Capitalization Fund, International Fund, New World Fund,
Asset Allocation Fund, Bond Fund and High-Income Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7.   Make loans to others except for (a) the purchase of debt securities; (b)
entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.  Invest in puts, calls, straddles, spreads or any combination thereof;
except as described above in Investment Restriction number 5.

12.  Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.  Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment

                   American Funds Insurance Series -- Page 21

position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Global
Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth
Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund,
Growth-Income Fund, World Growth and Income Fund, Asset Allocation Fund, Bond
Fund and High-Income Bond Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S.
government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4.   Invest in securities of other investment companies, except as permitted by the 1940 Act.

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933.

7.   Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

                   American Funds Insurance Series -- Page 22

9.   Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of U.S.
Government/AAA-Rated Securities Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5.   Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

                   American Funds Insurance Series -- Page 23

7.   Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9.   Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10.  Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Cash
Management Fund may be changed without shareholder approval:

Notwithstanding investment restriction number 1 above, in order to comply with
Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the
Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.

Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 24

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

                                     YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE        SERIES   OF THE SERIES/1/          PAST FIVE YEARS            TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III         Trustee        1999         Chairman of the Board,                   1            Anworth Mortgage Asset
 Age: 68                                             In-Q-Tel, Inc. (information                           Corp.; Office Depot,
                                                     technology); former Chairman                          Inc.
                                                     of the Board, President and
                                                     CEO, Telecredit, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee        1994         Private investor; former                19            Ducommun Incorporated;
 Christie                                            President and CEO, The                                IHOP Corporation;
 Age: 71                                             Mission Group (non-utility                            Southwest Water Company;
                                                     holding company, subsidiary                           Valero L.P.
                                                     of Southern California Edison
                                                     Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Joe E. Davis            Trustee        1991         Private investor; former                 1            Anworth Mortgage Asset
 Age: 70                                             Chairman of the Board, Linear                         Corp.; Natural
                                                     Corporation (linear motor                             Alternatives
                                                     design and production);                               International, Inc.
                                                     former President and CEO,
                                                     National Health Enterprises,
                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee        1995         Chairman of the Board and               16            None
 Age: 69                                             CEO, Senior Resource Group
                                                     LLC (development and
                                                     management of senior living
                                                     communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee        1999         President and CEO, Fuller               14            None
 Age: 58                                             Consulting (financial
                                                     management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Trustee        1994         Private investor; Chairman of            5            None
 Age: 51                                             the Board and CEO, Ladera
                                                     Management Company (venture
                                                     capital and agriculture);
                                                     former owner and President,
                                                     Energy Investment, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Trustee        1996         Chairman of the Board and                6            None
 Age: 65                                             CEO, Cairnwood, Inc. (venture
                                                     capital investment)
-----------------------------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 25


                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST           PAST FIVE YEARS AND         NUMBER OF BOARDS
                                       ELECTED               POSITIONS HELD             WITHIN THE FUND
                      POSITION        A TRUSTEE         WITH AFFILIATED ENTITIES      COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                      WITH THE      AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER          TRUSTEE                  HELD
   NAME AND AGE        SERIES      OF THE SERIES/1/           OF THE SERIES            OR OFFICER SERVES    BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------

 James K. Dunton     Chairman of         1993         Senior Vice President and                2            None
 Age: 67             the Board                        Director, Capital Research
                                                      and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal    President           1998         Senior Vice President,                   3            None
 Age: 44             and Trustee                      Capital Research and
                                                      Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J.          Senior Vice         1991         Vice President and Secretary,            1            None
 Downer              President                        Capital Research and
 Age: 50             and Trustee                      Management Company; Secretary
                                                      and Director, American Funds
                                                      Distributors, Inc.*;
                                                      Director, Capital Bank and
                                                      Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 26


                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST FIVE YEARS AND POSITIONS HELD
                                                YEAR FIRST ELECTED                     WITH AFFILIATED ENTITIES
                               POSITION             AN OFFICER                       OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE          WITH REGISTRANT       OF THE SERIES/1/                            OF THE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------

 Alan N. Berro               Senior Vice               1998         Vice President, Capital Research and Management Company; Senior
 Age: 44                      President                             Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine          Senior Vice               1993         Senior Vice President and Director, Capital Research and
 Age: 75                      President                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet                Senior Vice               1994         Senior Vice President, Capital Research and Management Company;
 Age: 48                      President                             Director, American Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Claudia P.                 Vice President             1994         Senior Vice President, Capital Research and Management Company;
 Huntington                                                         Director, The Capital Group Companies, Inc.*
 Age: 53
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace         Vice President             1997         Senior Vice President, Capital Research and Management Company;
 Age: 42                                                            Chairman of the Board, Capital Research Company*; Director, The
                                                                    Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson            Vice President             1999         Senior Vice President, Capital Research Company*
 Age: 43
-----------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton               Secretary                1994         Vice President - Fund Business Management Group, Capital
 Age: 44                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett           Treasurer                1999         Vice President - Fund Business Management Group, Capital
 Age: 38                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Steven I. Koszalka           Assistant                2003         Fund Boards Specialist, Capital Research and Management Company
 Age: 41                      Secretary
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson            Assistant                1997         Vice President - Fund Business Management Group, Capital
 Age: 36                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Regal             Assistant                2004         Vice President - Fund Business Management Group, Capital
 Age: 33                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 27


* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the Series serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research and
 Management Company, or affiliated entities.
5 All of the Trustees and officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                   American Funds Insurance Series -- Page 28


FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------

 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Michael J. Downer                  None                       None
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.
3 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research and
 Management Company, or affiliated entities.

TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or
Trustee who is a director, officer or employee of the investment adviser or its affiliates. The Series pays to Trustees who are not affiliated with the investment adviser: (a) fees of $4,000 for each Board of Trustees meeting attended, (b) $2,000 for each meeting attended as a member of a committee of the
Board of Trustees and (c) annual fees of either $31,000 (if the Trustee also receives compensation as a member of the Board of another fund advised by the investment adviser and the other Board typically meets separately from the
Series' Board of Trustees), or $50,000 (for all other unaffiliated Trustees).

The payment by the Series to certain unaffiliated Trustees of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.

The Nominating Committee of the Board of Trustees, a Committee comprised exclusively of Trustees not affiliated with the investment adviser, reviews
Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the

                   American Funds Insurance Series -- Page 29

Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.

No pension or retirement benefits are accrued as part of Series expenses. The
Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.

Trustee compensation paid during the fiscal year ended December 31, 2005

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------

 Lee A. Ault III                 $70,500                       $ 70,500
-----------------------------------------------------------------------------------
 H. Frederick                     54,474                        293,340
 Christie/3/
-----------------------------------------------------------------------------------
 Joe E. Davis                     71,500                         71,500
-----------------------------------------------------------------------------------
 Martin Fenton/3/                 57,375                        245,620
-----------------------------------------------------------------------------------
 Leonard R. Fuller                47,356                        183,115
-----------------------------------------------------------------------------------
 Mary Myers                       51,000                        161,000
 Kauppila/3/
-----------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             48,000                        204,249
-----------------------------------------------------------------------------------

1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended December
 31, 2004, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: H. Frederick Christie
 ($287,531), Martin Fenton ($90,098), Mary Myers Kauppila ($655,012) and Kirk P.
 Pendleton ($420,494). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the
 Trustees.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. All Series operations are supervised by its Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and
Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance

                   American Funds Insurance Series -- Page 30

with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The Board of Trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of
Trustees and set forth in the Series' amended and restated rule 18f-3 Plan.
Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Board could be removed by a majority vote.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an Audit Committee
comprised of Lee A. Ault III; H. Frederick Christie; Joe E. Davis; and Martin
Fenton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee provides oversight regarding the Series'
accounting and financial reporting policies and practices, their internal controls and the internal controls of the Series' principal service providers.
The Committee acts as a liaison between the Series' independent registered public accounting firm and the full Board of Trustees. Five Audit Committee meetings were held during the 2005 fiscal year.

The Series has a Contracts Committee comprised of Lee A. Ault III; H. Frederick
Christie; Joe E. Davis; Martin Fenton; Leonard R. Fuller; Mary Myers Kauppila;
and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940
Act, that the Series may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. Two Contracts
Committee meetings were held during the 2005 fiscal year.

The Series has a Nominating Committee comprised of Lee A. Ault III; Joe E.
Davis; Martin Fenton; and Mary Myers Kauppila, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also

                   American Funds Insurance Series -- Page 31

evaluates, selects and nominates independent Trustee candidates to the full
Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the
Nominating Committee of the Series, addressed to the Series' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The Series and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds and Endowments.
Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Each fund's voting record for the 12 months ended June 30, 2005 is available on the
American Funds website at americanfunds.com and on the SEC's website at
www.sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available

                   American Funds Insurance Series -- Page 32

upon request, free of charge, by calling American Funds Service Company at
800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 25, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GLOBAL DISCOVERY

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1
 P.O. Box 2340                                       Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------

GLOBAL GROWTH

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1
 P. O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                   Class 2
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 Travelers Life & Annuity Co.                        Class 2
 P.O. Box 990027
 Hartford, CT 06199-0027
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 33

GLOBAL SMALL CAPITALIZATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1
 P. O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                     Class 2
 1 Madison Avenue
 New York, NY 10010-3603
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

GROWTH FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1
 P.O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                Class 2
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 34

INTERNATIONAL FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1
 P. O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                 Class 2
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                 Class 2
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------

NEW WORLD FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1
 P. O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

                  NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
-----------------------------------------------------------------------------

 Lincoln Life Insurance Company                       Class 1
 P.O. Box 2340                                        Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
-----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                  Class 2
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 Hartford Life Insurance Co.                          Class 2
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 MIT                                                  Class 2
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
-----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 35

GROWTH-INCOME FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1
 P.O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2
 P.O. Box 54299                                     Class 3
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

ASSET ALLOCATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1
 P.O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2
 P.O. Box 54299                                     Class 3
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 36

BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1
 P. O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

HIGH-INCOME BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1
 P.O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1
 P. O. Box 2340                                     Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 37

CASH MANAGEMENT FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1
 P.O. Box 2340                                      Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management
Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva;
Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and at 135 South State College
Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio counselor's management of one or more funds in the Series and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the investment adviser believes that all issues relating to potential material conflicts of interest involving the Series and its other managed funds and accounts have been addressed.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and
Management Company. Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over

                   American Funds Insurance Series -- Page 38

both the most recent year and a four-year rolling average, with the greatest weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American Funds Insurance
Series portfolio counselors are measured include:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index, is a subset of MSCI World Index Fund;

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- S&P/Citigroup Global/World ex US
     Indexes, S&P/Citigroup US Indexes, S&P/Citigroup Global/World Indexes,
     Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds
     Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

     International Fund -- MSCI All Country World Index, Lipper International
     Funds Index;

     New World Fund -- MSCI All Country World Index, Lipper Global Funds Index,
     Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index
     Global, MSCI Emerging Markets Index;

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth and Income Funds
     Index;

     Growth-Income Fund -- S&P 500, Lipper Growth and Income Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth and Income Funds Index,
     Citigroup Broad Investment-Grade (BIG) Bond Index, Credit Suisse First
     Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average;

     Bond Fund -- Citigroup Broad Investment-Grade (BIG) Bond Index, Credit
     Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond
     Funds Average;

     High-Income Bond Fund -- Credit Suisse First Boston High Yield Bond Index,
     Lipper High Current Yield Bond Funds Average; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor(s) own fund shares
(through an insurance

                   American Funds Insurance Series -- Page 39

contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund,
$10,001 - $50,000. At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the Series' most recent fiscal year period, they did not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed below:

                             NUMBER             NUMBER
                            OF OTHER           OF OTHER          NUMBER
                           REGISTERED           POOLED          OF OTHER
                           INVESTMENT         INVESTMENT        ACCOUNTS
                        COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                              THAT               THAT           PORTFOLIO
                            PORTFOLIO         PORTFOLIO         COUNSELOR
                            COUNSELOR         COUNSELOR          MANAGES
                             MANAGES           MANAGES         (ASSETS OF
      PORTFOLIO          (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
      COUNSELOR          IN BILLIONS)/1/   IN BILLIONS)/2/   IN BILLIONS)/3/
------------------------------------------------------------------------------

 James K. Dunton

------------------------------------------------------------------------------
 Donald D. O'Neal

------------------------------------------------------------------------------
 Alan N. Berro

------------------------------------------------------------------------------
 Abner D. Goldstine

------------------------------------------------------------------------------
 John H. Smet

------------------------------------------------------------------------------
 Claudia P.
 Huntington
------------------------------------------------------------------------------
 Robert W. Lovelace

------------------------------------------------------------------------------
 Susan M. Tolson

------------------------------------------------------------------------------
 David C. Barclay

------------------------------------------------------------------------------
 Donnalisa Barnum

------------------------------------------------------------------------------
 Gordon Crawford

------------------------------------------------------------------------------
 Mark E. Denning

------------------------------------------------------------------------------
 J. Blair Frank

------------------------------------------------------------------------------
 Nick J. Grace
------------------------------------------------------------------------------
 Alwyn W. Heong

------------------------------------------------------------------------------
 Thomas H. Hogh

------------------------------------------------------------------------------
 Carl M. Kawaja

------------------------------------------------------------------------------
 Michael T. Kerr

------------------------------------------------------------------------------
 Michael D. Locke

------------------------------------------------------------------------------
 Ronald B. Morrow

------------------------------------------------------------------------------
 Robert G. O'Donnell

------------------------------------------------------------------------------
 C. Ross Sappenfield

------------------------------------------------------------------------------
 Steven T. Watson

------------------------------------------------------------------------------
 J. Dale Harvey

------------------------------------------------------------------------------
 Sung Lee
------------------------------------------------------------------------------
 Mark H. Dalzell

------------------------------------------------------------------------------
 James R. Mulally

------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 40

1 Indicates fund(s) where the Portfolio Counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the fund or account and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Reflects other professionally managed accounts held at the companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until June 30, 2006 (for the Growth Fund, Blue
Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond
Fund and High-Income Bond Fund) and December 31, 2006 (for the Global Discovery
Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund,
New World Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management
Fund), unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable
Series, and (b) the vote of a majority of Trustees who are not parties to the
Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The Agreements provide that the investment adviser has no liability to the
Series for its acts or omissions in the performance of its obligations to the
Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written

                   American Funds Insurance Series -- Page 41

notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% of the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets in excess of $2.0 billion;

Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion;

International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus
0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets in excess of $1.0 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding
$2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but

                   American Funds Insurance Series -- Page 42

not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than
$10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets in excess of $21.0 billion;

World Growth and Income Fund: 0.69% on all assets;

Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.250% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets in excess of $3.0 billion;

High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and

Cash Management Fund: 0.32% on all assets.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end

                   American Funds Insurance Series -- Page 43

total net assets in excess thereof. For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

The investment adviser's total fees for the fiscal years ended December 31,
2005, 2004 and 2003 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2005          2004           2003
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND

-------------------------------------------------------------------------------
GLOBAL GROWTH FUND

-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND

-------------------------------------------------------------------------------
GROWTH FUND

-------------------------------------------------------------------------------
INTERNATIONAL FUND

-------------------------------------------------------------------------------
NEW WORLD FUND

-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND

-------------------------------------------------------------------------------
GROWTH-INCOME FUND

-------------------------------------------------------------------------------
ASSET ALLOCATION FUND

-------------------------------------------------------------------------------
BOND FUND

-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND

-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND

-------------------------------------------------------------------------------

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all funds.

For the period ended December 31, 2005, management fees were reduced by the following as a result of this waiver:

                   American Funds Insurance Series -- Page 44

                                                        WAIVER REDUCTION
-----------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND

-----------------------------------------------------------------------------
 GLOBAL GROWTH FUND

-----------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND

-----------------------------------------------------------------------------
 GROWTH FUND

-----------------------------------------------------------------------------
 INTERNATIONAL FUND

-----------------------------------------------------------------------------
 NEW WORLD FUND

-----------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND

-----------------------------------------------------------------------------
 GROWTH-INCOME FUND

-----------------------------------------------------------------------------
 ASSET ALLOCATION FUND

-----------------------------------------------------------------------------
 BOND FUND

-----------------------------------------------------------------------------
 HIGH-INCOME BOND FUND

-----------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

-----------------------------------------------------------------------------
 CASH MANAGEMENT FUND

-----------------------------------------------------------------------------

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of
Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2005, the Series incurred distribution expenses for Class 2 shares of $ and Class 3 shares of $, payable to certain life insurance companies under the Plan. Class 3 distribution fees were reduced for Growth Fund, as necessary, to maintain the expense

                   American Funds Insurance Series -- Page 45

level in the class, stipulated by the terms of the exemptive order granted by the U.S. Securities and Exchange Commission relating to the substitution of
Class 3 shares of Growth Fund for shares of Anchor Pathway Fund Growth Series.
As a result, for the year ended December 31, 2005, the distribution fee was reduced by $ to $. Accrued and unpaid distribution expenses were $ for Class 2 shares and $ for Class 3 shares.

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts.
These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces. The total payments made to all insurance companies during the 2005 calendar year will not exceed .0006% of the assets of the Series.

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica
     Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     The Manufacturers Life Insurance Company (U.S.A.)
     Massachusetts Mutual Life Insurance Company
     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New England Life Insurance Company
     Pacific Life Insurance Company
     Travelers Insurance Company

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. The investment adviser strives to obtain best execution on each fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The Series does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the Series'
portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the Series' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer.
Further, when the investment adviser places orders for the Series' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the Series'
portfolio transactions.

                   American Funds Insurance Series -- Page 46

Portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions and concessions (commissions built into the price of bonds) paid on portfolio transactions for the fiscal years ended December 31,
2005, 2004, and 2003 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2005          2004           2003
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND

-------------------------------------------------------------------------------
GLOBAL GROWTH FUND

-------------------------------------------------------------------------------

GLOBAL SMALL CAPITALIZATION FUND
GROWTH FUND

-------------------------------------------------------------------------------
INTERNATIONAL FUND

-------------------------------------------------------------------------------
NEW WORLD FUND

-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND

-------------------------------------------------------------------------------
GROWTH-INCOME FUND

-------------------------------------------------------------------------------
ASSET ALLOCATION FUND

-------------------------------------------------------------------------------
BOND FUND

-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND

-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED
SECURITIES FUND
-------------------------------------------------------------------------------

With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity by Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip
Income and Growth Fund, Growth-Income Fund and Asset Allocation Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions. The volume of trading activity by
Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund
decreased during the year, resulting in a decrease in brokerage concessions paid on portfolio transactions.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than

                   American Funds Insurance Series -- Page 47

15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series' portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Banc of America Securities, LLC, Deutsche Bank AG, J.P.
Morgan Securities Inc., State Street Bank & Trust Company and Citigroup Global
Markets Inc. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund        Citigroup Inc.           equity

-------------------------------------------------------------------------------
Global Growth Fund          J.P. Morgan Chase &       equity
                            Co.
-------------------------------------------------------------------------------
                            Citigroup Inc.            equity

-------------------------------------------------------------------------------
                            Deutsche Bank AG           debt

-------------------------------------------------------------------------------
Growth Fund                 Citigroup Inc.            equity

-------------------------------------------------------------------------------
                            State Street Bank &        debt
                            Trust Company
-------------------------------------------------------------------------------
                            Bank of America Corp.      debt

-------------------------------------------------------------------------------
Blue Chip Income and        J.P. Morgan Chase &       equity
Growth Fund                 Co.
-------------------------------------------------------------------------------
                            Bank of America Corp.     equity

-------------------------------------------------------------------------------
                            Citigroup Inc.            equity

-------------------------------------------------------------------------------
Growth-Income Fund          Bank of America Corp.     equity

-------------------------------------------------------------------------------
                                                       debt

-------------------------------------------------------------------------------
                            J.P. Morgan Chase &       equity
                            Co.
-------------------------------------------------------------------------------
                                                       debt

-------------------------------------------------------------------------------
                            Citigroup Inc.            equity

-------------------------------------------------------------------------------
Asset Allocation Fund       J.P. Morgan Chase &       equity
                            Co.
-------------------------------------------------------------------------------
                            Bank of America Corp.     equity

-------------------------------------------------------------------------------
                            Citigroup Inc.            equity

-------------------------------------------------------------------------------
Bond Fund                   Citigroup Inc.             debt

-------------------------------------------------------------------------------
                            Bank of America Corp.      debt

-------------------------------------------------------------------------------
                            J.P. Morgan Chase &        debt
                            Co.
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 48

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' Board of Trustees and compliance will be periodically assessed by the
Board in connection with reporting from the Series' Chief Compliance Officer.

Under these policies and procedures, the funds' complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In addition, the funds' list of top
10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the
American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the
American Funds website. Affiliates of the Series (including the Series' Board members and officers, and certain personnel of the Series' investment adviser and its affiliates) and certain service providers (such as the Series'
custodian, insurance companies and outside counsel) who require such information for legitimate business and fund oversight purposes may receive such information earlier.

Affiliated persons of the Series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the Series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

The authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the
Series' investment adviser. In

                   American Funds Insurance Series -- Page 49

exercising its authority, the Investment Committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been made public on the American Funds website, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually

                   American Funds Insurance Series -- Page 50

distributed by a fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, any fund may determine that it is in the interest of shareholders to distribute a lesser amount.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the

                   American Funds Insurance Series -- Page 51

     fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     In addition, some of the bonds may be purchased by the funds at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If a fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                   American Funds Insurance Series -- Page 52

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the
Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' Board. Subject to Board oversight, the Series' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.

                   American Funds Insurance Series -- Page 53

The Valuation Committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The
Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S.
stock markets);

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, 225 Franklin
Street, Boston, MA 02105, as Custodian. Non-U.S. securities may be held by the
Custodian in non-U.S. banks or securities depositories or foreign branches of
U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 135 South State College Boulevard, Brea, CA
92821-5823. American Funds Service Company was paid a fee of $ for Class 1 shares, $ for Class 2 shares and $ for Class 3 shares for the 2005 fiscal year.

                   American Funds Insurance Series -- Page 54

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Series and for Trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul,
Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the Series' "independent legal counsel" will be made at least annually by the independent Trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent registered public accounting firm of
PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The
Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

                   American Funds Insurance Series -- Page 55

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its
By-Laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the American Funds Distributors, Inc. The complaint alleges violations of certain NASD rules by the American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and American Funds Distributors, Inc.
filed a complaint against the Attorney General of the State of California in Los
Angeles County Superior Court. The complaint alleges that the Attorney General threatened to take enforcement actions against the investment adviser and
American Funds Distributors, Inc. that are without merit and preempted by federal law. The complaint seeks injunctive and declaratory relief. On the same day, following the filing of the investment adviser's and American Funds
Distributors, Inc.'s complaint, the Attorney General of the State of California filed a complaint against the American Funds Distributors, Inc. and investment adviser. Filed in Los Angeles County Superior Court, the Attorney General's
complaint alleges violations of certain sections of the California Corporations
Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. The complaint seeks injunctive relief, penalties, restitution and disgorgement.

The investment adviser and American Funds Distributors, Inc. believe that these matters are not likely to have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform its contract with the funds. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and American Funds Distributors, Inc. are cooperating fully.
In addition, a series of class action lawsuits have been filed in the U.S.
District Court, Central District of California, raising issues related to so-called "directed brokerage" and "revenue sharing" practices. Further updates on these issues will be available on the American Funds website
(americanfunds.com) under "American Funds regulatory matters."

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries.
For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the
Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                   American Funds Insurance Series -- Page 56

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 57

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 58

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 59

American Funds Insurance Series

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-3857 and 1933 Act No. 2-86838)

(a-1)
Declaration of Trust and Amendment to Declaration of Trust - previously filed (see P/E Amendment No. 24 filed 1/15/97); Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No. 31 filed 2/15/01 and No. 33 filed 4/30/02)

(a-2)	Amendment to Declaration of Trust - [TO BE PROVIDED BY AMENDMENT]

(b)	By-Laws as amended 6/14/05 - [TO BE PROVIDED BY AMENDMENT]

(c)	Instruments Defining Rights of Security Holders - none

(d)	Amended Investment Advisory and Service Agreements - [TO BE PROVIDED BY AMENDMENT]

(e)	Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 31 filed 1/15/01; No 27 filed 1/15/99; No. 25 filed 1/30/98; and No. 24 filed1/15/97)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(g)
Form of Global Custody Agreement - previously filed (see P/E Amendment No. 33 filed 4/30/02 and No. 24 filed 1/15/97); form of State Street Bank and Trust Company Supplementary Agreement - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(h)	Amended Shareholder Services Agreement as of 4/1/03 and Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(i)	Legal Opinion - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(j)	Consent of Independent Registered Public Accounting Firm - [TO BE PROVIDED BY AMENDMENT]

(k)	Omitted Financial Statements - none

(l)	Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Amended Class 2 and Class 3 Plan of Distribution - [TO BE PROVIDED BY AMENDMENT]

(n)	Form of Multiple Class Plan - previously filed (see P/E Amendment No. 24 filed 1/15/97)

(o)	Reserved

(p-1)	Code of Ethics for Registrant dated December 2004 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(p-2)	Code of Ethics for The Capital Group Companies dated July 2005 - [TO BE FILED BY AMENDMENT]

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the nal adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None.

Item 27. Principal Underwriters

Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.

Records covering portfolio transactions are also maintained and kept by the custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

Item 29. Management Services

None.

Item 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 6th day of February, 2006.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on February 6, 2006, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ James K. Dunton	Chairman
James K. Dunton
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ David A. Pritchett	Treasurer
David A. Pritchett
(3)	Trustees:
	Lee A. Ault III*	Trustee
	H. Frederick Christie*	Trustee
	Joe E. Davis*	Trustee
	/s/ Michael J. Downer	Senior Vice President andTrustee
Michael J. Downer
	/s/ James K. Dunton	Chairman
James K. Dunton
	Martin Fenton*	Trustee
	Leonard R. Fuller*	Trustee
	Mary Myers Kauppila*	Trustee
	/s/ Don D. O'Neal	President
Don D. O'Neal
	Kirk P. Pendleton*	Trustee

*By  /s/ Chad L. Norton
Chad L. Norton, pursuant to a power of attorney filed herewith

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment company:

-	American Funds Insurance Series

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Camden, ME , this 7th day of July, 2005.
(City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the "funds"):

-	AMCAP Fund, Inc.
-	The American Funds Income Series - U.S. Government Securities Fund
-	American Funds Insurance Series
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
-	American High-Income Municipal Bond Fund, Inc.
-	American High-Income Trust
-	American Mutual Fund, Inc.
-	The Bond Fund of America, Inc.
-	Capital Income Builder, Inc.
-	Capital World Bond Fund, Inc.
-	Capital World Growth and Income Fund, Inc.
-	The Cash Management Trust of America
-	Intermediate Bond Fund of America
-	Limited Term Tax- Exempt Bond Fund of America
-	The New Economy Fund
-	SMALLCAP World Fund, Inc.
-	The Tax-Exempt Bond Fund of America, Inc.
-	The Tax-Exempt Money Fund of America
-	The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA , this 10th day of July, 2005.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Joe E. Davis, the undersigned Board member of the following registered investment company:

-	American Funds Insurance Series

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Encino, CA , this 6th day of July, 2005.
(City, State)

/s/ Joe E. Davis
Joe E. Davis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the "funds"):

-	AMCAP Fund, Inc.
-	The American Funds Income Series - U.S. Government Securities Fund
-	American Funds Insurance Series
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
-	American High-Income Municipal Bond Fund, Inc.
-	American High-Income Trust
-	American Mutual Fund, Inc.
-	The Bond Fund of America, Inc.
-	Capital World Bond Fund, Inc.
-	The Cash Management Trust of America
-	Intermediate Bond Fund of America
-	The Investment Company of America
-	Limited Term Tax-Exempt Bond Fund of America
-	The Tax-Exempt Bond Fund of America, Inc.
-	The Tax-Exempt Money Fund of America
-	The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA , this 5th day of July, 2005.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the "funds"):

-	The American Funds Income Series - U.S. Government Securities Fund
-	American Funds Insurance Series
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
-	American High-Income Municipal Bond Fund, Inc.
-	American High-Income Trust
-	The Bond Fund of America, Inc.
-	Capital World Bond Fund, Inc.
-	The Cash Management Trust of America
-	Intermediate Bond Fund of America
-	The Investment Company of America
-	Limited Term Tax-Exempt Bond Fund of America
-	The Tax-Exempt Bond Fund of America, Inc.
-	The Tax-Exempt Money Fund of America
-	The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA , this 12th day of July, 2005.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the "funds"):

-	AMCAP Fund, Inc.
-	American Funds Insurance Series
-	American Mutual Fund, Inc.
-	Capital Income Builder, Inc.
-	Capital World Growth and Income Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA , this 7th day of July, 2005.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the "funds"):

-	AMCAP Fund, Inc.
-	American Funds Insurance Series
-	American Mutual Fund, Inc.
-	EuroPacific Growth Fund
-	New Perspective Fund, Inc.
-	New World Fund, Inc.
hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA , this 27th day of July, 2005.
(City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member